UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: (811- 05498)

Exact name of registrant as specified in charter: Putnam Master Intermediate Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust
The fund's portfolio
6/30/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (99.9%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.4%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 20, 2037 to
October 20, 2037		$1,854,811	$1,917,846
			1,917,846

U.S. Government Agency Mortgage Obligations (99.5%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 6s, July 1, 2021		50,830	52,113
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from March 1, 2036 to
December 1, 2036		1,492,696	1,539,108
6s, with due dates from August 1, 2037 to
September 1, 2037		4,377,423	4,429,785
6s, May 1, 2021		3,928,568	4,030,465
6s, TBA, July 1, 2034		8,000,000	8,069,375
5 1/2s, with due dates from May 1, 2037 to
December 1, 2037		6,745,838	6,657,298
5 1/2s, with due dates from March 1, 2020 to
January 1, 2021		1,463,211	1,479,531
5 1/2s, TBA, August 1, 2038		3,000,000	2,948,789
5 1/2s, TBA, July 1, 2035		206,000,000	202,974,375
5s, May 1, 2021		91,583	90,965
5s, TBA, August 1, 2038		70,000,000	66,926,566
5s, TBA, July 1, 2038		153,000,000	146,605,074
4 1/2s, with due dates from August 1, 2033 to
June 1, 2034		2,550,711	2,370,303
			448,173,747

Total U.S. government and agency mortgage obligations (cost $450,126,638)			$450,091,593

COLLATERALIZED MORTGAGE OBLIGATIONS (42.9%)(a)
		Principal amount	Value

Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 4.983s, 2036		$52,000	$2,973
Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		3,981,000	3,756,074
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036		325,000	324,894
FRB Ser. 07-3, Class A3, 5.838s, 2049		168,000	163,828
Ser. 07-2, Class A2, 5.634s, 2049 (F)		513,000	502,807
Ser. 05-6, Class A2, 5.165s, 2047		1,131,000	1,116,446
Ser. 07-5, Class XW, Interest Only (IO), 0.607s, 2051		113,099,166	2,792,851
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		163,000	158,140
Ser. 01-1, Class K, 6 1/8s, 2036		367,000	289,832
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.991s, 2036		2,976,724	2,366,495
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 4.471s, 2022		645,000	528,900
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 1.55s, 2037		1,430,548	180,392
Ser. 07-1, Class S, IO, 1.211s, 2037		3,943,378	385,662
Bear Stearns Alternate Trust FRB Ser. 06-5, Class 2A2,
6 1/4s, 2036		2,242,637	1,733,839
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.448s, 2032		410,000	383,054
Ser. 07-PW17, Class A3, 5.736s, 2050		2,068,000	1,982,633
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.063s, 2050		62,700,721	522,504
Broadgate Financing PLC sec. FRB Ser. D, 6.802s, 2023
(United Kingdom)	GBP	396,625	594,891
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.208s, 2036		$1,489,346	1,081,969
FRB Ser. 06-AR7, Class 2A2A, 5.662s, 2036		257,158	193,511
IFB Ser. 07-6, Class 2A5, IO, 4.168s, 2037		1,829,221	132,199
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048		106,000	104,372
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.067s, 2044		36,661,750	256,900
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 2.571s, 2017		253,745	246,821
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037		928,436	755,660
Ser. 06-J8, Class A4, 6s, 2037		2,311,388	1,883,781
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047 (F)		1,837,023	1,658,646
IFB Ser. 04-2CB, Class 1A5, IO, 5.118s, 2034		1,957,595	102,468
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.713s, 2035		47,790	37,276
Ser. 05-2, Class 2X, IO, 1.16s, 2035		2,813,456	58,028
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 3.597s, 2035		3,330,304	217,037
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.005s, 2039		814,000	807,023
Ser. 07-C5, Class A3, 5.694s, 2040		11,100,000	10,685,459
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,

Class C, 3.083s, 2017		251,000	234,685
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		966,000	676,200
Ser. 02-CP5, Class M, 5 1/4s, 2035 (F)		354,000	108,111
FRB Ser. 05-TFLA, Class L, 4.321s, 2020		699,000	597,645
FRB Ser. 05-TFLA, Class K, 3.771s, 2020		388,000	325,920
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.771s, 2031		3,178,299	96,835
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031 (F)		286,492	263,025
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031 (F)		915,958	744,483
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.728s, 2014 (Ireland)	GBP	507,000	789,140
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.721s, 2014 (United Kingdom)	GBP	276,392	450,364
Fannie Mae
IFB Ser. 06-70, Class SM, 33.724s, 2036		$221,192	285,574
IFB Ser. 07-1, Class NR, 28.633s, 2037		920,908	1,040,530
IFB Ser. 06-62, Class PS, 25.005s, 2036		676,674	852,724
IFB Ser. 06-76, Class QB, 24.705s, 2036		1,640,360	2,063,663
IFB Ser. 06-70, Class SJ, 24.705s, 2036		112,314	141,510
IFB Ser. 06-63, Class SP, 24.405s, 2036		1,795,454	2,230,574
IFB Ser. 07-W7, Class 1A4, 24.285s, 2037		579,155	688,044
IFB Ser. 06-104, Class GS, 21.747s, 2036		341,556	410,496
IFB Ser. 06-60, Class TK, 18.67s, 2036		497,825	575,893
IFB Ser. 05-25, Class PS, 17.237s, 2035		683,726	771,539
IFB Ser. 05-74, Class CP, 15.648s, 2035		472,651	530,753
IFB Ser. 05-115, Class NQ, 15.628s, 2036		268,258	288,216
IFB Ser. 06-27, Class SP, 15.464s, 2036		762,423	848,918
IFB Ser. 06-8, Class HP, 15.464s, 2036		797,596	886,194
IFB Ser. 06-8, Class WK, 15.464s, 2036		1,277,262	1,408,166
IFB Ser. 05-106, Class US, 15.464s, 2035		1,144,798	1,277,438
IFB Ser. 05-99, Class SA, 15.464s, 2035		556,720	609,774
IFB Ser. 06-60, Class CS, 14.988s, 2036		830,406	863,182
IFB Ser. 05-74, Class CS, 13.193s, 2035		538,864	582,946
IFB Ser. 04-79, Class S, 12.973s, 2032		787,607	822,579
IFB Ser. 05-114, Class SP, 12.753s, 2036		335,255	347,597
IFB Ser. 05-95, Class OP, 12.687s, 2035		339,383	346,916
IFB Ser. 05-95, Class CP, 12.496s, 2035		82,161	88,624
IFB Ser. 05-83, Class QP, 10.94s, 2034		193,149	192,214
Ser. 383, Class 90, IO, 8s, 2037		81,261	14,285
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		251,209	268,860
Ser. 02-T19, Class A3, 7 1/2s, 2042		209,568	223,516
Ser. 02-14, Class A2, 7 1/2s, 2042		1,519	1,613
Ser. 01-T10, Class A2, 7 1/2s, 2041		200,566	212,679
Ser. 02-T4, Class A3, 7 1/2s, 2041		905	960
Ser. 01-T3, Class A1, 7 1/2s, 2040		130,822	138,541
Ser. 01-T1, Class A1, 7 1/2s, 2040		394,746	421,302
Ser. 99-T2, Class A1, 7 1/2s, 2039		157,836	170,318
Ser. 386, Class 26, IO, 7 1/2s, 2038		123,352	21,191
Ser. 386, Class 27, IO, 7 1/2s, 2037		82,049	14,095
Ser. 386, Class 28, IO, 7 1/2s, 2037		84,672	14,546
Ser. 383, Class 88, IO, 7 1/2s, 2037		130,308	24,494
Ser. 383, Class 89, IO, 7 1/2s, 2037		101,742	19,206
Ser. 383, Class 87, IO, 7 1/2s, 2037		162,180	31,590
Ser. 00-T6, Class A1, 7 1/2s, 2030		77,074	81,598
Ser. 01-T4, Class A1, 7 1/2s, 2028		377,840	405,105
Ser. 04-W12, Class 1A3, 7s, 2044		288,526	304,954
Ser. 01-T10, Class A1, 7s, 2041		794,677	833,927
Ser. 386, Class 24, IO, 7s, 2038		102,923	19,116
Ser. 386, Class 25, IO, 7s, 2038		109,364	20,455
Ser. 386, Class 22, IO, 7s, 2038		141,590	27,191
Ser. 386, Class 21, IO, 7s, 2037		159,493	31,281
Ser. 386, Class 23, IO, 7s, 2037		156,117	29,199
Ser. 383, Class 84, IO, 7s, 2037		146,277	31,014
Ser. 383, Class 85, IO, 7s, 2037		93,006	19,468
Ser. 383, Class 86, IO, 7s, 2037		84,369	17,660
Ser. 383, Class 79, IO, 7s, 2037		150,703	32,779
Ser. 383, Class 80, IO, 7s, 2037		325,896	72,190
Ser. 383, Class 81, IO, 7s, 2037		180,865	37,751
Ser. 383, Class 82, IO, 7s, 2037		177,637	36,240
Ser. 383, Class 83, IO, 7s, 2037		148,545	31,197
Ser. 386, Class 20, IO, 6 1/2s, 2038		154,910	31,982
Ser. 389, Class 7, IO, 6 1/2s, 2038		166,000	35,296
Ser. 386, Class 14, IO, 6 1/2s, 2038		1,277,309	280,824
Ser. 386, Class 12, IO, 6 1/2s, 2038		835,605	176,859
Ser. 386, Class 19, IO, 6 1/2s, 2038		151,665	30,857
Ser. 386, Class 15, IO, 6 1/2s, 2037		211,521	44,282
Ser. 386, Class 17, IO, 6 1/2s, 2037		231,740	49,350
Ser. 386, Class 18, IO, 6 1/2s, 2037		171,050	36,118
Ser. 386, Class 13, IO, 6 1/2s, 2037		218,667	44,532
Ser. 386, Class 16, IO, 6 1/2s, 2037		158,627	33,749
Ser. 383, Class 60, IO, 6 1/2s, 2037		738,660	170,734
Ser. 383, Class 62, IO, 6 1/2s, 2037		203,056	46,040
Ser. 383, Class 69, IO, 6 1/2s, 2037		115,914	26,282
Ser. 383, Class 63, IO, 6 1/2s, 2037		159,366	35,305
Ser. 383, Class 64, IO, 6 1/2s, 2037		296,198	67,693
Ser. 383, Class 67, IO, 6 1/2s, 2037		155,257	35,079
Ser. 383, Class 68, IO, 6 1/2s, 2037		91,692	20,781
Ser. 383, Class 58, IO, 6 1/2s, 2037		345,238	77,760
Ser. 383, Class 59, IO, 6 1/2s, 2037		215,964	47,801
Ser. 383, Class 61, IO, 6 1/2s, 2037		172,258	38,265
Ser. 383, Class 65, IO, 6 1/2s, 2037		203,116	46,826
Ser. 383, Class 66, IO, 6 1/2s, 2037		207,598	47,714
Ser. 383, Class 72, IO, 6 1/2s, 2037		826,592	191,711
Ser. 383, Class 77, IO, 6 1/2s, 2037		123,771	28,223

Ser. 383, Class 78, IO, 6 1/2s, 2037	126,706	28,816
Ser. 383, Class 73, IO, 6 1/2s, 2037	281,640	63,799
Ser. 383, Class 76, IO, 6 1/2s, 2037	168,329	39,259
Ser. 383, Class 70, IO, 6 1/2s, 2037	435,087	98,646
Ser. 383, Class 74, IO, 6 1/2s, 2037	232,032	52,445
Ser. 383, Class 71, IO, 6 1/2s, 2036	183,553	41,286
Ser. 383, Class 75, IO, 6 1/2s, 2036	147,850	34,084
Ser. 371, Class 2, IO, 6 1/2s, 2036	13,749,432	3,653,575
Ser. 383, Class 101, IO, 6 1/2s, 2022	77,969	12,269
Ser. 389, Class 1, IO, 6s, 2038	192,000	41,721
Ser. 389, Class 6, IO, 6s, 2038	216,000	41,004
Ser. 386, Class 10, IO, 6s, 2038	110,819	24,639
Ser. 386, Class 11, IO, 6s, 2038	94,174	21,381
Ser. 386, Class 8, IO, 6s, 2038	988,522	211,388
Ser. 389, Class 3, IO, 6s, 2038	339,000	78,306
Ser. 383, Class 40, IO, 6s, 2038	1,414,694	325,119
Ser. 383, Class 41, IO, 6s, 2038	1,242,176	285,224
Ser. 383, Class 42, IO, 6s, 2038	897,686	207,199
Ser. 383, Class 43, IO, 6s, 2038	811,475	187,868
Ser. 383, Class 44, IO, 6s, 2038	741,373	171,120
Ser. 383, Class 45, IO, 6s, 2038	570,383	133,305
Ser. 383, Class 46, IO, 6s, 2038	496,040	115,881
Ser. 383, Class 47, IO, 6s, 2038	439,669	102,712
Ser. 383, Class 48, IO, 6s, 2038	394,597	92,459
Ser. 383, Class 52, IO, 6s, 2038	159,703	37,420
Ser. 389, Class 2, IO, 6s, 2038	269,000	56,166
Ser. 389, Class 5, IO, 6s, 2038	401,000	88,983
Ser. 389, Class 4, IO, 6s, 2038	402,000	85,221
Ser. 386, Class 9, IO, 6s, 2038	708,669	157,139
Ser. 383, Class 28, IO, 6s, 2038	1,480,627	343,837
Ser. 383, Class 29, IO, 6s, 2038	1,331,642	310,038
Ser. 383, Class 30, IO, 6s, 2038	983,110	230,561
Ser. 383, Class 31, IO, 6s, 2038	867,274	203,395
Ser. 383, Class 32, IO, 6s, 2038	672,135	158,907
Ser. 383, Class 33, IO, 6s, 2038	576,047	136,189
Ser. 383, Class 37, IO, 6s, 2038	222,918	53,103
Ser. 386, Class 7, IO, 6s, 2038	864,211	208,637
Ser. 383, Class 34, IO, 6s, 2037	232,600	53,852
Ser. 383, Class 35, IO, 6s, 2037	192,929	44,552
Ser. 383, Class 36, IO, 6s, 2037	152,340	35,346
Ser. 383, Class 38, IO, 6s, 2037	94,960	21,938
Ser. 383, Class 50, IO, 6s, 2037	270,057	61,578
Ser. 386, Class 6, IO, 6s, 2037	416,035	95,701
Ser. 383, Class 39, IO, 6s, 2037	91,292	20,890
Ser. 383, Class 49, IO, 6s, 2037	203,510	46,770
Ser. 383, Class 51, IO, 6s, 2037	209,842	47,848
Ser. 383, Class 53, IO, 6s, 2037	88,094	20,289
Ser. 383, Class 57, IO, 6s, 2037	127,857	29,511
Ser. 383, Class 100, IO, 6s, 2022	82,040	12,884
Ser. 383, Class 98, IO, 6s, 2022	227,776	36,749
Ser. 383, Class 99, IO, 6s, 2022	100,408	15,738
Ser. 383, Class 17, IO, 5 1/2s, 2038	1,163,913	268,919
Ser. 383, Class 18, IO, 5 1/2s, 2038	776,386	180,311
Ser. 383, Class 19, IO, 5 1/2s, 2038	708,701	164,591
Ser. 383, Class 25, IO, 5 1/2s, 2038	121,510	27,190
Ser. 386, Class 3, IO, 5 1/2s, 2037	428,543	97,741
Ser. 386, Class 4, IO, 5 1/2s, 2037	174,904	40,607
Ser. 386, Class 5, IO, 5 1/2s, 2037	112,537	26,542
Ser. 383, Class 14, IO, 5 1/2s, 2037	277,497	64,728
Ser. 383, Class 15, IO, 5 1/2s, 2037	107,445	24,516
Ser. 383, Class 3, IO, 5 1/2s, 2037	1,226,200	281,130
Ser. 383, Class 4, IO, 5 1/2s, 2037	1,082,728	249,746
Ser. 383, Class 5, IO, 5 1/2s, 2037	687,746	158,638
Ser. 383, Class 6, IO, 5 1/2s, 2037	617,607	142,891
Ser. 383, Class 7, IO, 5 1/2s, 2037	609,484	140,586
Ser. 383, Class 10, IO, 5 1/2s, 2037	224,174	53,810
Ser. 383, Class 11, IO, 5 1/2s, 2037	155,367	36,907
Ser. 383, Class 12, IO, 5 1/2s, 2037	142,157	33,854
Ser. 383, Class 13, IO, 5 1/2s, 2037	143,139	34,087
Ser. 383, Class 8, IO, 5 1/2s, 2037	246,166	59,089
Ser. 383, Class 9, IO, 5 1/2s, 2037	234,689	56,334
Ser. 383, Class 20, IO, 5 1/2s, 2037	437,875	103,789
Ser. 383, Class 21, IO, 5 1/2s, 2037	413,559	98,026
Ser. 383, Class 22, IO, 5 1/2s, 2037	280,218	66,252
Ser. 383, Class 23, IO, 5 1/2s, 2037	252,969	59,810
Ser. 383, Class 24, IO, 5 1/2s, 2037	177,829	40,643
Ser. 383, Class 26, IO, 5 1/2s, 2037	129,965	30,883
Ser. 363, Class 2, IO, 5 1/2s, 2035	1,324,140	346,692
Ser. 383, Class 95, IO, 5 1/2s, 2022	355,603	58,972
Ser. 383, Class 97, IO, 5 1/2s, 2022	150,661	24,058
Ser. 383, Class 94, IO, 5 1/2s, 2022	178,524	29,112
Ser. 383, Class 96, IO, 5 1/2s, 2022	195,218	30,358
IFB Ser. 07-W6, Class 6A2, IO, 5.318s, 2037	1,049,865	111,537
IFB Ser. 06-90, Class SE, IO, 5.318s, 2036	2,316,469	305,816
IFB Ser. 04-51, Class XP, IO, 5.218s, 2034	2,198,500	248,619
IFB Ser. 03-66, Class SA, IO, 5.168s, 2033	912,086	103,194
IFB Ser. 08-7, Class SA, IO, 5.068s, 2038	4,582,473	575,192
Ser. 383, Class 2, IO, 5s, 2037	115,248	27,730
Ser. 383, Class 1, IO, 5s, 2037	249,617	58,597
Ser. 389, Class 8, IO, 5s, 2023	149,000	19,962
Ser. 383, Class 92, IO, 5s, 2022	155,050	24,465
Ser. 383, Class 93, IO, 5s, 2022	88,398	14,201
IFB Ser. 07-W6, Class 5A2, IO, 4.808s, 2037	1,500,033	155,177
IFB Ser. 07-W2, Class 3A2, IO, 4.798s, 2037	1,507,339	148,353
IFB Ser. 06-115, Class BI, IO, 4.778s, 2036	1,253,662	95,940
IFB Ser. 05-113, Class AI, IO, 4.748s, 2036	742,984	81,414
IFB Ser. 05-113, Class DI, IO, 4.748s, 2036	4,865,086	461,119

IFB Ser. 08-36, Class YI, IO, 4.718s, 2036	1,747,705	182,360
IFB Ser. 07-60, Class AX, IO, 4.668s, 2037	4,209,820	443,370
IFB Ser. 06-60, Class SI, IO, 4.668s, 2036	1,462,361	161,347
IFB Ser. 06-60, Class UI, IO, 4.668s, 2036	589,633	65,780
IFB Ser. 07-W7, Class 3A2, IO, 4.648s, 2037	1,750,780	163,445
IFB Ser. 06-60, Class DI, IO, 4.588s, 2035	1,749,739	150,915
IFB Ser. 03-130, Class BS, IO, 4.568s, 2033	2,347,088	227,158
IFB Ser. 03-34, Class WS, IO, 4.518s, 2029	2,259,089	195,917
IFB Ser. 08-10, Class LI, IO, 4.498s, 2038	2,261,626	240,005
IFB Ser. 07-39, Class LI, IO, 4.288s, 2037	1,217,495	117,649
IFB Ser. 07-23, Class SI, IO, 4.288s, 2037	377,683	32,469
IFB Ser. 07-54, Class CI, IO, 4.278s, 2037	1,124,377	110,228
IFB Ser. 07-39, Class PI, IO, 4.278s, 2037	924,524	81,006
IFB Ser. 07-30, Class WI, IO, 4.278s, 2037	5,313,224	437,124
IFB Ser. 07-28, Class SE, IO, 4.268s, 2037	229,598	21,439
IFB Ser. 07-22, Class S, IO, 4.268s, 2037	16,333,436	1,537,864
IFB Ser. 06-128, Class SH, IO, 4.268s, 2037	1,012,669	83,272
IFB Ser. 06-56, Class SM, IO, 4.268s, 2036	1,296,079	107,855
IFB Ser. 05-90, Class SP, IO, 4.268s, 2035	644,497	54,517
IFB Ser. 05-12, Class SC, IO, 4.268s, 2035	806,610	62,953
IFB Ser. 07-W5, Class 2A2, IO, 4.258s, 2037	545,428	43,156
IFB Ser. 07-30, Class IE, IO, 4.258s, 2037	2,747,339	296,705
IFB Ser. 06-123, Class CI, IO, 4.258s, 2037	2,267,467	215,187
IFB Ser. 06-123, Class UI, IO, 4.258s, 2037	2,171,613	202,793
IFB Ser. 05-45, Class EW, IO, 4.238s, 2035	625,960	49,260
IFB Ser. 07-15, Class BI, IO, 4.218s, 2037	3,671,225	337,559
IFB Ser. 06-126, Class CS, IO, 4.218s, 2037	1,531,196	132,031
IFB Ser. 06-16, Class SM, IO, 4.218s, 2036	2,263,255	208,218
IFB Ser. 05-95, Class CI, IO, 4.218s, 2035	1,240,284	118,560
IFB Ser. 05-84, Class SG, IO, 4.218s, 2035	2,030,393	195,468
IFB Ser. 05-57, Class NI, IO, 4.218s, 2035	514,335	45,866
IFB Ser. 05-29, Class SX, IO, 4.218s, 2035	845,768	75,607
IFB Ser. 04-92, Class S, IO, 4.218s, 2034	2,955,708	247,097
IFB Ser. 06-104, Class EI, IO, 4.208s, 2036	1,156,819	101,158
IFB Ser. 05-83, Class QI, IO, 4.208s, 2035	333,834	34,378
IFB Ser. 06-128, Class GS, IO, 4.198s, 2037	1,262,773	119,784
Ser. 06-116, Class ES, IO, 4.168s, 2036	186,856	15,153
IFB Ser. 06-114, Class IS, IO, 4.168s, 2036	1,133,892	97,677
IFB Ser. 04-92, Class SQ, IO, 4.167s, 2034	1,236,777	117,885
IFB Ser. 06-115, Class IE, IO, 4.158s, 2036	885,831	79,729
IFB Ser. 06-117, Class SA, IO, 4.158s, 2036	1,316,113	113,553
IFB Ser. 06-121, Class SD, IO, 4.158s, 2036	144,993	12,624
IFB Ser. 06-109, Class SG, IO, 4.148s, 2036	339,797	29,884
IFB Ser. 06-104, Class SY, IO, 4.138s, 2036	305,231	24,867
IFB Ser. 06-109, Class SH, IO, 4.138s, 2036	1,064,025	103,865
IFB Ser. 06-111, Class SA, IO, 4.138s, 2036	7,072,680	663,111
IFB Ser. 07-W6, Class 4A2, IO, 4.118s, 2037	6,126,743	529,182
IFB Ser. 06-128, Class SC, IO, 4.118s, 2037	1,359,070	118,348
IFB Ser. 06-43, Class SI, IO, 4.118s, 2036	2,336,879	196,338
IFB Ser. 06-8, Class JH, IO, 4.118s, 2036	4,306,716	410,538
IFB Ser. 05-122, Class SG, IO, 4.118s, 2035	1,031,300	92,867
IFB Ser. 05-95, Class OI, IO, 4.108s, 2035	186,776	17,808
IFB Ser. 06-92, Class LI, IO, 4.098s, 2036	1,294,692	113,865
IFB Ser. 06-99, Class AS, IO, 4.098s, 2036	360,439	32,167
IFB Ser. 06-98, Class SQ, IO, 4.088s, 2036	11,695,934	1,018,432
IFB Ser. 06-85, Class TS, IO, 4.078s, 2036	2,861,732	230,740
IFB Ser. 07-75, Class PI, IO, 4.058s, 2037	1,396,119	113,815
IFB Ser. 07-88, Class MI, IO, 4.038s, 2037	517,557	37,868
IFB Ser. 07-103, Class AI, IO, 4.018s, 2037	6,088,864	514,579
IFB Ser. 07-15, Class NI, IO, 4.018s, 2022	2,134,493	164,841
IFB Ser. 07-106, Class SM, IO, 3.978s, 2037	3,284,582	251,934
IFB Ser. 08-3, Class SC, IO, 3.968s, 2038	2,470,745	194,861
IFB Ser. 07-109, Class XI, IO, 3.968s, 2037	879,705	73,089
IFB Ser. 07-109, Class YI, IO, 3.968s, 2037	1,376,650	104,191
IFB Ser. 07-W8, Class 2A2, IO, 3.968s, 2037	2,275,327	182,705
IFB Ser. 07-88, Class JI, IO, 3.968s, 2037	1,624,052	136,130
IFB Ser. 06-79, Class SH, IO, 3.968s, 2036	2,016,475	180,126
IFB Ser. 07-54, Class KI, IO, 3.958s, 2037	700,312	51,608
IFB Ser. 07-30, Class JS, IO, 3.958s, 2037	2,498,748	209,211
IFB Ser. 07-30, Class LI, IO, 3.958s, 2037	2,440,312	210,205
IFB Ser. 07-W2, Class 1A2, IO, 3.948s, 2037	999,845	82,886
IFB Ser. 07-106, Class SN, IO, 3.928s, 2037	1,343,864	100,803
IFB Ser. 07-54, Class IA, IO, 3.928s, 2037	1,240,670	105,479
IFB Ser. 07-54, Class IB, IO, 3.928s, 2037	1,240,670	105,479
IFB Ser. 07-54, Class IC, IO, 3.928s, 2037	1,240,670	105,479
IFB Ser. 07-54, Class ID, IO, 3.928s, 2037	1,240,670	105,479
IFB Ser. 07-54, Class IE, IO, 3.928s, 2037	1,240,670	105,479
IFB Ser. 07-54, Class IF, IO, 3.928s, 2037	1,979,185	167,220
IFB Ser. 07-54, Class NI, IO, 3.928s, 2037	1,072,982	87,238
IFB Ser. 07-54, Class UI, IO, 3.928s, 2037	1,814,988	161,479
IFB Ser. 07-91, Class AS, IO, 3.918s, 2037	914,319	69,489
IFB Ser. 07-91, Class HS, IO, 3.918s, 2037	974,532	71,263
IFB Ser. 07-15, Class CI, IO, 3.898s, 2037	4,213,867	353,812
IFB Ser. 06-123, Class BI, IO, 3.898s, 2037	5,509,664	452,048
IFB Ser. 06-115, Class JI, IO, 3.898s, 2036	3,058,759	256,960
IFB Ser. 07-109, Class PI, IO, 3.868s, 2037	1,472,460	112,637
IFB Ser. 06-123, Class LI, IO, 3.838s, 2037	2,041,383	163,649
IFB Ser. 08-1, Class NI, IO, 3.768s, 2037	2,694,698	183,765
IFB Ser. 08-10, Class GI, IO, 3.748s, 2038	1,601,841	113,827
IFB Ser. 08-13, Class SA, IO, 3.738s, 2038	6,498,221	465,240
IFB Ser. 07-39, Class AI, IO, 3.638s, 2037	2,300,097	165,608
IFB Ser. 07-32, Class SD, IO, 3.628s, 2037	1,462,849	101,999
IFB Ser. 07-30, Class UI, IO, 3.618s, 2037	1,212,088	91,491
IFB Ser. 07-32, Class SC, IO, 3.618s, 2037	2,074,111	151,622
IFB Ser. 07-1, Class CI, IO, 3.618s, 2037	1,402,844	103,825
IFB Ser. 05-74, Class SE, IO, 3.618s, 2035	1,661,062	100,961
IFB Ser. 05-14, Class SE, IO, 3.568s, 2035	1,042,661	65,005

IFB Ser. 08-1, Class BI, IO, 3.428s, 2038	4,168,404	234,006
IFB Ser. 07-75, Class ID, IO, 3.388s, 2037	1,412,941	95,770
FRB Ser. 03-W17, Class 12, IO, 1.15s, 2033	2,119,147	76,813
Ser. 03-W10, Class 3A, IO, 0.741s, 2043	3,520,405	61,846
Ser. 03-W10, Class 1A, IO, 0.7s, 2043	2,915,153	42,584
Ser. 02-T18, IO, 0.514s, 2042	5,871,074	94,537
Ser. 06-117, Class OA, Principal Only (PO), zero %,
2036	80,942	58,171
Ser. 06-56, Class XF, zero %, 2036	87,400	81,387
Ser. 04-38, Class AO, PO, zero %, 2034	300,226	215,824
Ser. 04-61, Class CO, PO, zero %, 2031	477,966	398,663
Ser. 99-51, Class N, PO, zero %, 2029	57,207	48,384
Ser. 07-31, Class TS, IO, zero %, 2009	3,005,035	28,893
Ser. 07-15, Class IM, IO, zero %, 2009	1,214,439	10,718
Ser. 07-16, Class TS, IO, zero %, 2009 (F)	4,930,325	35,845
FRB Ser. 05-91, Class EF, zero %, 2035	80,902	70,404
FRB Ser. 06-54, Class CF, zero %, 2035	128,444	114,782
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	4,982	5,320
Ser. T-60, Class 1A2, 7s, 2044	1,468,647	1,551,300
IFB Ser. T-56, Class 2ASI, IO, 5.618s, 2043	710,753	80,173
Ser. T-57, Class 1AX, IO, 0.45s, 2043	1,911,959	24,473
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.33s, 2020	4,915,653	250,245
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.979s, 2039	426,909	426,909
Freddie Mac
IFB Ser. 3153, Class JS, 20.744s, 2036	595,258	699,529
IFB Ser. 3182, Class PS, 18.715s, 2032	182,052	216,907
IFB Ser. 3182, Class SP, 18.715s, 2032	420,751	460,293
IFB Ser. 3393, Class JS, 18.138s, 2032	607,998	616,125
IFB Ser. 3081, Class DC, 18.039s, 2035	455,139	509,446
IFB Ser. 3211, Class SI, IO, 17.275s, 2036	330,057	131,767
IFB Ser. 3114, Class GK, 16.515s, 2036	318,590	351,448
IFB Ser. 2979, Class AS, 15.212s, 2034	202,060	213,950
IFB Ser. 3149, Class SU, 12.867s, 2036	380,493	387,705
IFB Ser. 3065, Class DC, 12.446s, 2035	740,320	749,840
IFB Ser. 3226, Class TY, 11.584s, 2036	1,017,527	1,057,184
IFB Ser. 3012, Class FS, 10.697s, 2035	517,086	513,109
IFB Ser. 3184, Class SP, IO, 4.879s, 2033	1,769,141	165,532
IFB Ser. 2882, Class LS, IO, 4.729s, 2034	790,434	83,993
IFB Ser. 3203, Class SH, IO, 4.669s, 2036	999,974	112,773
IFB Ser. 2594, Class SE, IO, 4.579s, 2030	366,052	26,127
IFB Ser. 2828, Class TI, IO, 4.579s, 2030	634,733	56,385
IFB Ser. 3397, Class GS, IO, 4.529s, 2037	885,517	72,089
IFB Ser. 3297, Class BI, IO, 4.289s, 2037	3,971,736	383,433
IFB Ser. 3287, Class SD, IO, 4.279s, 2037	1,341,460	117,716
IFB Ser. 3281, Class BI, IO, 4.279s, 2037	711,281	66,330
IFB Ser. 3281, Class CI, IO, 4.279s, 2037	771,680	63,443
IFB Ser. 3249, Class SI, IO, 4.279s, 2036	641,727	62,581
IFB Ser. 3028, Class ES, IO, 4.279s, 2035	3,372,604	315,617
IFB Ser. 3042, Class SP, IO, 4.279s, 2035	1,032,578	95,280
IFB Ser. 3045, Class DI, IO, 4.259s, 2035	7,801,405	616,627
IFB Ser. 3236, Class ES, IO, 4.229s, 2036	110,322	9,031
IFB Ser. 3136, Class NS, IO, 4.229s, 2036	840,504	69,519
IFB Ser. 3107, Class DC, IO, 4.229s, 2035	3,675,422	353,374
IFB Ser. 2950, Class SM, IO, 4.229s, 2016	527,974	42,801
IFB Ser. 3256, Class S, IO, 4.219s, 2036	1,924,660	183,642
IFB Ser. 3031, Class BI, IO, 4.219s, 2035	658,417	68,642
IFB Ser. 3370, Class TS, IO, 4.199s, 2037	3,753,370	287,221
IFB Ser. 3244, Class SB, IO, 4.189s, 2036	1,027,995	92,883
IFB Ser. 3244, Class SG, IO, 4.189s, 2036	1,196,624	111,196
IFB Ser. 3236, Class IS, IO, 4.179s, 2036	2,003,470	175,913
IFB Ser. 3033, Class SG, IO, 4.179s, 2035	854,875	74,475
IFB Ser. 3114, Class TS, IO, 4.179s, 2030	3,959,535	288,632
IFB Ser. 3128, Class JI, IO, 4.159s, 2036	369,074	34,459
IFB Ser. 3240, Class S, IO, 4.149s, 2036	3,561,924	319,764
IFB Ser. 3229, Class BI, IO, 4.149s, 2036	116,553	9,459
IFB Ser. 3153, Class JI, IO, 4.149s, 2036	1,577,021	124,188
IFB Ser. 3065, Class DI, IO, 4.149s, 2035	510,913	52,240
IFB Ser. 3145, Class GI, IO, 4.129s, 2036	302,620	29,601
IFB Ser. 3218, Class AS, IO, 4.109s, 2036	1,133,448	95,972
IFB Ser. 3221, Class SI, IO, 4.109s, 2036	1,618,868	138,114
IFB Ser. 3153, Class UI, IO, 4.099s, 2036	1,088,381	112,350
IFB Ser. 3424, Class XI, IO, 4.099s, 2036	1,955,693	171,666
IFB Ser. 3202, Class PI, IO, 4.069s, 2036	4,451,638	385,509
IFB Ser. 3355, Class MI, IO, 4.029s, 2037	976,112	78,343
IFB Ser. 3201, Class SG, IO, 4.029s, 2036	2,046,256	176,401
IFB Ser. 3203, Class SE, IO, 4.029s, 2036	1,845,610	156,037
IFB Ser. 3238, Class LI, IO, 4.019s, 2036	1,003,822	85,115
IFB Ser. 3171, Class PS, IO, 4.014s, 2036	1,458,130	120,490
IFB Ser. 3152, Class SY, IO, 4.009s, 2036	3,245,004	301,093
IFB Ser. 3366, Class SA, IO, 3.979s, 2037	1,848,641	154,184
IFB Ser. 3284, Class BI, IO, 3.979s, 2037	1,175,883	95,722
IFB Ser. 3260, Class SA, IO, 3.979s, 2037	1,044,980	74,759
IFB Ser. 3199, Class S, IO, 3.979s, 2036	2,877,354	244,825
IFB Ser. 3284, Class LI, IO, 3.969s, 2037	3,330,890	280,299
IFB Ser. 3281, Class AI, IO, 3.959s, 2037	4,295,851	366,500
IFB Ser. 3311, Class EI, IO, 3.939s, 2037	1,212,194	96,236
IFB Ser. 3311, Class IA, IO, 3.939s, 2037	1,884,653	164,328
IFB Ser. 3311, Class IB, IO, 3.939s, 2037	1,884,653	164,328
IFB Ser. 3311, Class IC, IO, 3.939s, 2037	1,884,653	164,328
IFB Ser. 3311, Class ID, IO, 3.939s, 2037	1,884,653	164,328
IFB Ser. 3311, Class IE, IO, 3.939s, 2037	2,844,606	248,029
IFB Ser. 3311, Class PI, IO, 3.939s, 2037	1,299,085	122,192
IFB Ser. 3375, Class MS, IO, 3.929s, 2037	6,043,874	465,971

IFB Ser. 3240, Class GS, IO, 3.909s, 2036	2,132,326	176,523
IFB Ser. 3416, Class BI, IO, 3.779s, 2038	3,877,779	311,035
IFB Ser. 3339, Class TI, IO, 3.669s, 2037	2,189,900	167,791
IFB Ser. 3284, Class CI, IO, 3.649s, 2037	5,418,944	406,797
IFB Ser. 3016, Class SQ, IO, 3.639s, 2035	1,398,840	81,874
IFB Ser. 3424, Class UI, IO, 3.289s, 2037	1,370,321	89,034
Ser. 246, PO, zero %, 2037	596,616	451,763
Ser. 3292, Class DO, PO, zero %, 2037	97,959	70,523
Ser. 3292, Class OA, PO, zero %, 2037	134,794	95,967
Ser. 3300, PO, zero %, 2037	768,759	588,996
Ser. 3139, Class CO, PO, zero %, 2036	169,474	122,658
Ser. 2587, Class CO, PO, zero %, 2032	496,975	392,733
FRB Ser. 3345, Class TY, zero %, 2037	207,712	171,363
FRB Ser. 3326, Class XF, zero %, 2037	178,753	163,687
FRB Ser. 3273, Class HF, zero %, 2037	80,650	79,998
FRB Ser. 3235, Class TP, zero %, 2036	65,721	57,837
FRB Ser. 3283, Class KF, zero %, 2036	70,917	73,302
FRB Ser. 3226, Class YW, zero %, 2036	325,120	292,544
FRB Ser. 3332, Class UA, zero %, 2036	71,284	67,773
FRB Ser. 3251, Class TC, zero %, 2036	784,613	786,150
FRB Ser. 3130, Class JF, zero %, 2036	294,177	281,629
FRB Ser. 3326, Class WF, zero %, 2035	168,691	150,765
FRB Ser. 3030, Class EF, zero %, 2035	88,840	77,669
FRB Ser. 3412, Class UF, zero %, 2035	429,145	358,327
FRB Ser. 2980, Class TY, zero %, 2035	56,066	45,252
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.787s, 2033	170,000	173,342
Ser. 00-1, Class G, 6.131s, 2033 (F)	596,000	430,596
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	529,968	518,756
Government National Mortgage Association
FRB Ser. 07-41, Class SA, 25.309s, 2037	122,526	150,417
IFB Ser. 07-51, Class SP, 24.589s, 2037	95,204	111,558
IFB Ser. 05-66, Class SP, 12.596s, 2035	443,784	443,561
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	596,343	149,718
IFB Ser. 08-29, Class SA, IO, 5.298s, 2038	7,412,241	704,741
IFB Ser. 08-42, Class AI, IO, 5.219s, 2038	8,232,320	1,202,739
FRB Ser. 07-2, Class SA, IO, 4.898s, 2037	183,249	16,318
IFB Ser. 06-69, Class SI, IO, 4.898s, 2036	1,212,839	119,507
IFB Ser. 06-61, Class SM, IO, 4.898s, 2036	2,400,776	186,444
IFB Ser. 06-62, Class SI, IO, 4.898s, 2036	1,354,568	115,557
IFB Ser. 07-1, Class SL, IO, 4.878s, 2037	652,589	57,711
IFB Ser. 07-1, Class SM, IO, 4.868s, 2037	652,589	57,534
IFB Ser. 06-62, Class SA, IO, 4.858s, 2036	1,690,598	144,178
IFB Ser. 06-64, Class SB, IO, 4.858s, 2036	1,681,961	154,678
IFB Ser. 05-68, Class PU, IO, 4.818s, 2032	1,019,718	103,789
IFB Ser. 04-59, Class SC, IO, 4.729s, 2034	720,531	72,653
IFB Ser. 04-26, Class IS, IO, 4.729s, 2034	768,583	49,393
IFB Ser. 07-47, Class SA, IO, 4.629s, 2036	1,187,897	117,286
IFB Ser. 07-49, Class NY, IO, 4.618s, 2035	4,041,681	354,252
IFB Ser. 07-35, Class NY, IO, 4.429s, 2035	2,079,000	165,580
IFB Ser. 07-26, Class SG, IO, 4.368s, 2037	1,978,529	168,010
IFB Ser. 07-9, Class BI, IO, 4.338s, 2037	3,790,441	288,387
IFB Ser. 07-26, Class SD, IO, 4.329s, 2037	2,079,838	160,988
IFB Ser. 07-31, Class CI, IO, 4.328s, 2037	1,072,165	77,524
IFB Ser. 07-25, Class SA, IO, 4.318s, 2037	1,403,241	101,198
IFB Ser. 07-25, Class SB, IO, 4.318s, 2037	2,830,584	213,644
IFB Ser. 07-22, Class S, IO, 4.318s, 2037	1,097,599	102,501
IFB Ser. 07-11, Class SA, IO, 4.318s, 2037	923,454	75,480
IFB Ser. 07-14, Class SB, IO, 4.318s, 2037	874,663	71,626
IFB Ser. 06-69, Class SA, IO, 4.318s, 2036	2,336,471	193,059
IFB Ser. 05-84, Class AS, IO, 4.318s, 2035	3,248,534	269,400
FRB Ser. 07-40, Class SC, IO, 4.268s, 2037	150,418	10,622
FRB Ser. 07-40, Class SD, IO, 4.268s, 2037	150,418	10,622
FRB Ser. 07-40, Class SE, IO, 4.268s, 2037	150,418	10,622
FRB Ser. 07-42, Class SC, IO, 4.268s, 2037	292,168	21,717
IFB Ser. 07-40, Class SB, IO, 4.268s, 2037	2,373,443	176,044
IFB Ser. 07-51, Class SJ, IO, 4.268s, 2037	1,136,882	101,094
IFB Ser. 07-53, Class SY, IO, 4.253s, 2037	1,987,811	184,735
FRB Ser. 07-41, Class SM, IO, 4.218s, 2037	422,833	34,574
FRB Ser. 07-41, Class SN, IO, 4.218s, 2037	430,842	35,229
IFB Ser. 07-58, Class PS, IO, 4.218s, 2037	998,617	79,565
IFB Ser. 04-88, Class S, IO, 4.218s, 2032	1,750,031	106,642
FRB Ser. 07-40, Class SG, IO, 4.198s, 2037	332,549	23,600
IFB Ser. 07-59, Class PS, IO, 4.188s, 2037	890,087	68,841
IFB Ser. 07-59, Class SP, IO, 4.188s, 2037	195,527	15,458
IFB Ser. 07-48, Class SB, IO, 4.179s, 2037	1,441,443	95,901
IFB Ser. 06-38, Class SG, IO, 4.168s, 2033	4,230,351	289,846
FRB Ser. 07-45, Class QA, IO, 4.158s, 2037	291,702	20,699
FRB Ser. 07-45, Class QB, IO, 4.118s, 2037	291,702	20,396
IFB Ser. 07-53, Class SG, IO, 4.118s, 2037	682,488	45,487
IFB Ser. 07-74, Class SI, IO, 4.099s, 2037	1,066,250	78,636
IFB Ser. 07-51, Class SG, IO, 4.098s, 2037	6,139,859	426,545
IFB Ser. 07-17, Class AI, IO, 4.079s, 2037	4,573,156	362,682
IFB Ser. 08-3, Class SA, IO, 4.068s, 2038	2,500,325	155,072
IFB Ser. 07-79, Class SY, IO, 4.068s, 2037	4,210,753	258,471
IFB Ser. 07-64, Class AI, IO, 4.068s, 2037	2,203,385	148,734
IFB Ser. 07-53, Class ES, IO, 4.068s, 2037	1,027,290	57,453
IFB Ser. 07-78, Class SA, IO, 4.059s, 2037	6,862,845	465,980
IFB Ser. 08-2, Class SB, IO, 4.038s, 2038	6,251,464	385,303
IFB Ser. 07-10, Class SB, IO, 4.038s, 2037	6,444,218	485,908
IFB Ser. 08-4, Class SA, IO, 4.034s, 2038	12,263,373	751,067
IFB Ser. 08-2, Class SM, IO, 4.029s, 2038	2,575,092	184,892
IFB Ser. 07-9, Class AI, IO, 4.029s, 2037	2,351,211	174,915
IFB Ser. 07-9, Class DI, IO, 4.028s, 2037	1,925,737	131,586
FRB Ser. 07-59, Class SC, IO, 4.018s, 2037	404,009	27,225
IFB Ser. 07-57, Class QA, IO, 4.018s, 2037	2,455,538	147,542

IFB Ser. 07-58, Class SA, IO, 4.018s, 2037	1,629,013	101,808
IFB Ser. 07-58, Class SC, IO, 4.018s, 2037	1,891,047	100,810
IFB Ser. 07-59, Class SA, IO, 4.018s, 2037	7,415,400	443,130
IFB Ser. 07-61, Class SA, IO, 4.018s, 2037	1,271,796	83,434
IFB Ser. 07-53, Class SC, IO, 4.018s, 2037	1,093,457	61,887
IFB Ser. 07-53, Class SE, IO, 4.018s, 2037	243,746	15,656
IFB Ser. 06-26, Class S, IO, 4.018s, 2036	5,578,704	440,481
IFB Ser. 08-15, Class CI, IO, 4.008s, 2038	10,092,560	609,376
IFB Ser. 07-58, Class SD, IO, 4.008s, 2037	1,772,353	93,165
IFB Ser. 08-9, Class SK, IO, 3.998s, 2038	3,280,698	261,772
IFB Ser. 08-6, Class SC, IO, 3.993s, 2038	10,211,230	618,668
IFB Ser. 07-59, Class SD, IO, 3.988s, 2037	326,993	19,939
IFB Ser. 06-49, Class SA, IO, 3.978s, 2036	2,777,067	188,459
IFB Ser. 08-40, Class SA, IO, 3.929s, 2038	10,859,461	781,295
IFB Ser. 05-71, Class SA, IO, 3.889s, 2035	3,784,142	270,990
IFB Ser. 05-65, Class SI, IO, 3.868s, 2035	1,463,474	110,842
IFB Ser. 06-7, Class SB, IO, 3.838s, 2036	346,617	22,662
IFB Ser. 06-16, Class SX, IO, 3.808s, 2036	1,954,917	140,864
IFB Ser. 07-17, Class IB, IO, 3.768s, 2037	860,039	56,726
IFB Ser. 06-14, Class S, IO, 3.768s, 2036	1,388,252	95,187
IFB Ser. 05-57, Class PS, IO, 3.768s, 2035	1,502,961	105,041
IFB Ser. 06-11, Class ST, IO, 3.758s, 2036	874,883	58,860
IFB Ser. 07-25, Class KS, IO, 3.729s, 2037	2,128,995	162,700
IFB Ser. 07-21, Class S, IO, 3.729s, 2037	81,630	4,992
IFB Ser. 07-27, Class SD, IO, 3.718s, 2037	1,010,214	58,418
IFB Ser. 07-19, Class SJ, IO, 3.718s, 2037	1,783,388	103,934
IFB Ser. 07-23, Class ST, IO, 3.718s, 2037	1,959,307	109,798
IFB Ser. 07-9, Class CI, IO, 3.718s, 2037	2,510,697	148,537
IFB Ser. 07-7, Class EI, IO, 3.718s, 2037	1,110,621	64,644
IFB Ser. 07-7, Class JI, IO, 3.718s, 2037	2,547,054	168,235
IFB Ser. 07-1, Class S, IO, 3.718s, 2037	2,328,446	136,137
IFB Ser. 07-3, Class SA, IO, 3.718s, 2037	2,226,455	129,749
IFB Ser. 07-31, Class AI, IO, 3.709s, 2037	1,147,517	105,481
IFB Ser. 05-17, Class S, IO, 3.698s, 2035	993,437	70,165
IFB Ser. 07-62, Class S, IO, 3.679s, 2037	1,204,936	74,179
IFB Ser. 07-43, Class SC, IO, 3.629s, 2037	1,590,419	93,264
IFB Ser. 05-3, Class SN, IO, 3.618s, 2035	4,621,837	292,295
IFB Ser. 04-41, Class SG, IO, 3.518s, 2034	2,819,424	114,715
FRB Ser. 07-71, Class TA, zero %, 2037	397,074	442,361
FRB Ser. 07-71, Class UC, zero %, 2037	75,474	88,596
FRB Ser. 07-61, Class YC, zero %, 2037	548,690	545,577
FRB Ser. 07-33, Class TB, zero %, 2037	523,352	466,647
FRB Ser. 07-6, Class TD, zero %, 2037	505,617	452,448
FRB Ser. 98-2, Class EA, PO, zero %, 2028	57,222	47,748
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	334,000	324,123
Ser. 06-GG6, Class A2, 5.506s, 2038 (F)	1,282,000	1,279,440
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	91,637	9,164
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.135s, 2037	3,625,807	2,991,291
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
2.593s, 2037 (F)	371,039	319,921
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 6.248s, 2037	1,026,781	811,157
FRB Ser. 07-AR11, Class 1A1, 5.65s, 2037 (F)	1,302,331	873,264
FRB Ser. 07-AR9, Class 2A1, 6.077s, 2037	1,020,768	806,406
FRB Ser. 06-AR25, Class 5A1, 6.333s, 2036	802,130	640,100
FRB Ser. 05-AR31, Class 3A1, 5.643s, 2036 (F)	2,947,841	2,211,354
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.894s, 2036	717,626	574,101
FRB Ser. 06-A6, Class 1A1, 2.553s, 2036	1,293,269	946,880
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.261s, 2051	617,000	571,688
FRB Ser. 07-LD12, Class A3, 6.189s, 2051	2,956,000	2,866,847
FRB Ser. 07-LD11, Class A3, 6.007s, 2049 (F)	417,000	402,213
Ser. 07-CB20, Class A3, 5.863s, 2051	834,000	801,424
Ser. 07-CB20, Class A4, 5.794s, 2051	541,000	517,245
Ser. 08-C2, Class X, IO, 0.647s, 2051	30,123,768	821,344
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.067s, 2051	63,691,441	726,719
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41s, 2031	253,101	183,443
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	921,000	913,082
Ser. 07-C7, Class XW, IO, 0.526s, 2045	61,463,446	1,440,027
LB-UBS Commercial Mortgage Trust 144A Ser. 07-C7,
Class XCL, IO, 0.087s, 2045	25,946,590	257,338
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 25.185s, 2036	754,627	849,689
IFB Ser. 07-5, Class 8A2, IO, 5.238s, 2036	1,343,809	112,595
IFB Ser. 07-4, Class 3A2, IO, 4.718s, 2037	1,065,552	88,255
IFB Ser. 06-5, Class 2A2, IO, 4.668s, 2036	1,858,996	145,958
IFB Ser. 07-2, Class 2A13, IO, 4.208s, 2037	2,054,233	167,683
IFB Ser. 06-7, Class 2A5, IO, 4.183s, 2036	3,826,923	296,208
IFB Ser. 06-9, Class 2A2, IO, 4.138s, 2037	2,406,354	201,402
IFB Ser. 06-7, Class 2A4, IO, 4.068s, 2036	4,111,040	281,054
IFB Ser. 06-6, Class 1A2, IO, 4.018s, 2036	1,593,798	104,613
IFB Ser. 06-6, Class 1A3, IO, 4.018s, 2036	2,303,267	159,878
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	1,726,236	1,614,721
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)	594,000	219,780
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)	212,000	67,840
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)	96,000	28,800
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	632,682	474,511

Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.099s, 2049		56,623,880	678,336
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.263s, 2028		1,356,051	88,428
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
6.023s, 2050		222,000	215,651
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.119s, 2049		402,000	395,179
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.867s, 2017		2,501,548	599,645
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.008s, 2037		977,524	234,102
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		1,252,000	1,272,316
FRB Ser. 08-T29, Class A3, 6.458s, 2043		712,000	731,103
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049		247,000	221,977
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		1,730,000	968,800
Ser. 07-HQ13, Class X1, IO, 0.823s, 2044		56,883,266	1,775,896
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.275s, 2035		1,186,863	871,751
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.198s, 2030		327,112	336,268
Ser. 97-MC2, Class X, IO, 1.988s, 2012		3,159	--
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.796s, 2033 (United Kingdom)		2,839,000	2,768,025
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.793s, 2033 (United Kingdom)		3,443,000	3,313,888
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		123,000	88,594
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037		922,378	825,528
IFB Ser. 07-A3, Class 2A2, IO, 4.208s, 2037		4,700,236	396,071
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 6.491s, 2038 (United Kingdom)	GBP	120,840	144,515
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		$303,000	281,457
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		162,000	123,120
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		193,000	138,960
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		174,000	121,800
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		167,000	105,210
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 06-9, Class 1A1, 5.694s, 2036		1,015,745	797,665
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.768s, 2037		3,690,531	227,587
Ser. 07-4, Class 1A4, IO, 1s, 2037		4,027,489	108,470
Structured Asset Securities Corp. 144A
IFB Ser. 08-01, Class 1A2, IO, 3.588s, 2045 (acquired
3/04/08, cost $559,381) (RES)		8,278,992	475,587
Ser. 07-RF1, Class 1A, IO, 3.399s, 2037		4,826,887	217,461
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (Ireland)	GBP	226,682	416,867
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (Ireland)	GBP	444,023	707,740
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	239,749	432,134
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		$5,030,000	4,911,415
Ser. 07-C34, IO, 0.52s, 2046		16,942,599	365,960
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 5.771s, 2018		477,000	381,600
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		10,284,961	66,852

Total collateralized mortgage obligations (cost $187,252,555)			$193,386,057

CORPORATE BONDS AND NOTES (20.8%)(a)
		Principal amount	Value

Basic Materials (1.5%)
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		$86,000	$81,700
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 6.926s, 2012		270,000	183,600
Compass Minerals International, Inc. sr. disc. notes
Ser. B, 12s, 2013		174,000	183,135
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		145,000	145,725
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		841,000	889,358
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		422,000	435,715
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 5.883s, 2015		150,000	150,035
Georgia-Pacific Corp. debs. 9 1/2s, 2011		49,000	49,796
Georgia-Pacific Corp. notes 8 1/8s, 2011		55,000	54,313
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		358,000	371,873
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		90,000	81,450
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		921,000	842,715
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014 (S)		262,000	224,010
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		224,000	238,560
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		136,000	142,120
NewPage Corp. company guaranty 10s, 2012		376,000	380,700

NewPage Holding Corp. sr. notes FRN 9.986s, 2013 (PIK)		78,868	76,108
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		15,000	12,750
Novelis, Inc. company guaranty 7 1/4s, 2015		113,000	106,785
Rhodia SA sr. unsec. FRN 7.497s, 2013 (France)	EUR	375,000	525,918
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	250,000	357,896
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		$830,000	794,725
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		164,000	163,180
Stone Container Corp. sr. notes 8 3/8s, 2012		240,000	210,600
			6,702,767

Capital Goods (1.3%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		104,000	100,880
Berry Plastics Corp. company guaranty sr. sec. notes
FRN 7.568s, 2015		680,000	651,100
Bombardier, Inc. 144A sr. unsec. notes FRN 7.981s,
2013 (Canada)	EUR	170,000	267,412
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$1,625,000	1,588,438
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		516,000	514,710
General Cable Corp. company guaranty sr. unsec. notes
FRN 5.073s, 2015		190,000	168,625
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		227,000	227,000
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		67,000	65,158
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		607,000	569,063
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		574,000	529,515
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		588,000	567,420
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		409,000	405,933
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		135,000	137,025
Terex Corp. company guaranty 7 3/8s, 2014		305,000	300,425
			6,092,704

Communication Services (1.6%)
American Tower Corp. 144A sr. notes 7s, 2017		390,000	386,100
Cincinnati Bell, Inc. company guaranty 7s, 2015		578,000	538,985
Cricket Communications, Inc. company guaranty sr.
unsec. notes Ser. *, 9 3/8s, 2014		435,000	418,688
Cricket Communications, Inc. 144A company guaranty sr.
notes 10s, 2015		354,000	346,920
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		245,000	231,219
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		170,000	174,888
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		768,000	775,680
iPCS, Inc. company guaranty sr. sec. notes FRN 4.998s,
2013		140,000	126,000
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		90,000	86,625
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		150,000	138,375
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		353,000	335,350
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		75,000	72,188
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		1,501,000	1,531,020
Rural Cellular Corp. sr. unsec. sub. notes FRN 5.682s,
2013		195,000	197,438
West Corp. company guaranty 9 1/2s, 2014		129,000	116,100
Wind Aquisition Fin. SA notes 9 3/4s, 2015
(Netherlands)	EUR	1,190,000	1,883,502
			7,359,078

Consumer Cyclicals (3.1%)
Allison Transmission 144A company guaranty 11s, 2015		75,000	67,125
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		160,000	105,000
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		134,000	103,180
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		337,021	299,949
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		235,000	232,650
D.R. Horton, Inc. company guaranty 8s, 2009		183,000	182,543
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009		253,000	248,256
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		765,000	734,400
FelCor Lodging LP company guaranty 8 1/2s, 2011 (R)		515,000	503,413
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		621,000	521,693
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		444,000	383,234
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		195,000	177,602
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 6.508s, 2014		310,000	288,300
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		725,000	685,125
Jostens IH Corp. company guaranty 7 5/8s, 2012		600,000	589,500
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015		165,000	150,150
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		285,000	277,163
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015		651,000	654,255
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015		390,000	344,175

Meritage Homes Corp. company guaranty 6 1/4s, 2015	163,000	130,808
Meritage Homes Corp. sr. notes 7s, 2014	45,000	36,450
Meritor Automotive, Inc. notes 6.8s, 2009	330,000	324,638
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	468,000	462,150
MGM Mirage, Inc. company guaranty 6s, 2009	1,009,000	992,604
NTK Holdings, Inc. sr. disc. notes zero %, 2014	104,000	47,320
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	460,000	443,900
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	320,000	244,800
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	337,000	331,103
Pulte Homes, Inc. company guaranty 7 7/8s, 2011	730,000	719,050
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	75,000	69,750
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)	695,000	483,025
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	75,000	61,500
Station Casinos, Inc. sr. notes 6s, 2012	318,000	252,810
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	40,000	35,300
Tenneco, Inc. 144A sr. unsec. notes 8 1/8s, 2015	375,000	339,375
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	361,000	359,195
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	255,000	163,200
THL Buildco, Inc. (Nortek Holdings, Inc.) 144A sr.
sec. notes 10s, 2013	115,000	109,825
Toll Brothers, Inc. company guaranty sr. unsec. sub.
notes 8 1/4s, 2011	625,000	606,250
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014 (In default) (NON)	260,000	123,500
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	288,000	179,280
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009
(In default) (NON)	661,000	290,840
Vertis, Inc. 144A unsec. sub. notes 13 1/2s, 2009 (In
default) (NON)	170,000	5,950
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	555,000	507,825
		13,868,161

Consumer Staples (2.4%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	545,000	479,600
AMC Entertainment, Inc. company guaranty 11s, 2016	251,000	248,490
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	205,000	181,938
Archibald Candy Corp. company guaranty 10s, 2008 (In
default) (F)(NON)	90,153	1,324
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	285,000	218,738
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	167,000	157,815
CCH I Holdings, LLC company guaranty 12 1/8s, 2015	8,000	4,820
CCH II, LLC sr. unsec. notes 10 1/4s, 2010	238,000	230,265
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010	1,099,000	1,060,535
Church & Dwight Co., Inc. company guaranty 6s, 2012	444,000	426,240
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	500,000	475,000
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	58,000	34,800
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	543,000	510,420
Dean Foods Co. company guaranty 7s, 2016	134,000	116,245
Del Monte Corp. company guaranty 6 3/4s, 2015	320,000	304,800
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	560,000	568,400
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	892,000	836,250
DirecTV Holdings, LLC 144A sr. notes 7 5/8s, 2016	117,000	115,245
Echostar DBS Corp. company guaranty 6 5/8s, 2014	2,119,000	1,960,075
Grupo Televisa SA 144A sr. unsec. notes 6s, 2018
(Mexico)	685,000	665,799
Liberty Media, LLC sr. notes 5.7s, 2013	138,000	123,672
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	169,000	170,645
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	2,000	2,015
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	360,000	247,500
Nielsen Finance LLC/Nielsen Finance Co. 144A company
guaranty sr. unsec. notes 10s, 2014	184,000	189,750
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	371,000	371,000
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	383,000	388,745
Rite Aid Corp. company guaranty 9 3/8s, 2015	277,000	185,590
Rite Aid Corp. sec. notes 7 1/2s, 2017	315,000	254,363
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	300,000	307,143
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	31,000	27,900
Young Broadcasting, Inc. company guaranty 10s, 2011	239,000	133,840
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	83,000	46,480
		11,045,442

Energy (2.8%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	1,347,000	1,320,060
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	320,000	277,600
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	772,000	800,950
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	269,000	279,088
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,031,000	1,031,000
Chesapeake Energy Corp. sr. notes 7s, 2014	279,000	273,420
Complete Production Services, Inc. company guaranty
8s, 2016	515,000	514,356

Comstock Resources, Inc. sr. notes 6 7/8s, 2012		510,000	501,075
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		210,000	221,550
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		315,000	313,425
EXCO Resources, Inc. company guaranty 7 1/4s, 2011		425,000	417,563
Forest Oil Corp. sr. notes 8s, 2011		540,000	556,200
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Luxembourg)		176,000	184,135
Gaz Capital SA 144A company guaranty sr. unsec. bond
7.343s, 2013 (Luxembourg)		166,000	171,103
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		584,000	554,800
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		390,000	399,750
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		517,000	496,320
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014		180,000	183,600
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Netherlands)		420,000	395,325
Massey Energy Co. sr. notes 6 5/8s, 2010		273,000	273,000
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		348,000	327,120
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		295,000	283,938
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		314,176	327,875
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		355,000	357,989
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		309,000	316,725
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		215,000	227,363
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		355,000	321,275
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		70,000	70,525
Plains Exploration & Production Co. company guaranty
7s, 2017		80,000	76,800
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		451,000	449,873
SandRidge Energy, Inc. sr. notes 8s, 2018 (S)		310,000	311,550
Williams Cos., Inc. (The) sr. unsec. notes 8 1/8s, 2012		150,000	157,500
			12,392,853

Financial (4.0%)
Banco Do Brasil 144A sr. unsec. 5.98s, 2017 (Cayman
Islands)	BRL	536,000	273,581
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012		$1,205,000	1,252,925
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.476s, 2012 (Cayman Islands)		1,354,688	1,306,751
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011		85,000	61,079
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010		90,000	76,962
GMAC, LLC sr. unsec. unsub. notes 7s, 2012		40,000	27,941
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012		637,000	436,203
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014		1,139,000	752,247
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012		810,000	549,263
GMAC, LLC sr. unsec. unsub. notes FRN 4.882s, 2014		64,000	42,070
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		95,000	77,900
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		65,000	58,825
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)		100,000	96,000
JPMorgan Chase & Co. 144A sr. unsec. notes 6.364s ,
2011	RUB	32,000,000	1,372,160
JPMorgan Chase & Co. 144A sr. unsec. FRN 6.46s, 2017		$1,000,000	992,700
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.189s,
2012	INR	19,000,000	424,430
Lender Processing Services, Inc. 144A sr. unsec. notes
8 1/8s, 2016		$481,000	481,601
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		100,000	100,500
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		252,000	240,660
Merrill Lynch & Co., Inc. notes 5.45s, 2013		840,000	788,340
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3.12s,
2011		365,000	332,966
Morgan Stanley sr. unsec. bonds 6.188s, 2017	BRL	1,850,000	875,826
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015		$194,000	178,965
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Luxembourg)		675,000	622,789
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Luxembourg)		250,000	241,370
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)		1,400,000	1,388,226
USI Holdings Corp. 144A sr. unsec. notes FRN 6.551s,
2014		60,000	50,100
VTB Capital unsec. sub. notes FRN 6.315s, 2015
(Luxembourg)		1,090,000	1,078,664
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)		3,010,000	3,058,762
VTB Capital SA 144A sec. notes 6.609s, 2012
(Luxembourg)		940,000	917,995
			18,157,801

Government (0.1%)
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		253,750	258,930

Health Care (1.6%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		665,000	669,156
DaVita, Inc. company guaranty 6 5/8s, 2013		153,000	146,880

Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)		205,000	201,669
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)		550,000	566,500
HCA, Inc. sr. sec. notes 9 1/4s, 2016		645,000	664,350
HCA, Inc. sr. unsec. notes 6 3/8s, 2015		212,000	175,960
HCA, Inc. sr. unsec. notes 5 3/4s, 2014		260,000	216,450
Omnicare, Inc. company guaranty 6 3/4s, 2013		195,000	183,300
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		545,000	498,675
Service Corporation International sr. notes 7s, 2017		170,000	162,350
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		724,000	687,800
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		300,000	234,000
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		100,000	87,500
Tenet Healthcare Corp. notes 7 3/8s, 2013		390,000	366,600
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011		571,000	546,733
US Oncology, Inc. company guaranty 9s, 2012 (S)		485,000	481,363
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		491,000	486,090
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		305,000	319,488
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)		201,000	199,995
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		173,000	166,080
			7,060,939

Technology (1.1%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		334,000	288,075
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015		275,000	249,563
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015		155,000	141,825
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		552,000	448,500
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 9 1/8s, 2014 (PIK)		383,000	297,783
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016 (S)		384,000	292,800
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		700,000	704,375
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		470,000	462,363
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		13,000	8,320
Nortel Networks, Ltd. 144A company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)		157,000	155,430
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)		215,000	212,850
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 6.963s, 2011 (Canada)		235,000	222,075
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013		239,000	214,503
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		372,000	334,800
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		340,000	343,400
Travelport LLC company guaranty 9 7/8s, 2014		166,000	147,325
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016		219,000	219,000
Xerox Corp. sr. notes 9 3/4s, 2009	EUR	140,000	224,250
			4,967,237

Utilities & Power (1.3%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		130,000	127,400
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		235,000	244,106
CMS Energy Corp. sr. notes 7 3/4s, 2010		180,000	187,853
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		151,000	150,245
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		172,000	170,710
Edison Mission Energy sr. unsec. notes 7.2s, 2019 (S)		275,000	256,438
Edison Mission Energy sr. unsec. notes 7s, 2017		195,000	182,325
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		520,000	474,500
Florida Power Corp. 1st mtge. sec. bond 5.65s, 2018		75,000	75,691
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		115,000	113,275
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		1,589,000	1,563,179
NRG Energy, Inc. sr. notes 7 3/8s, 2016		235,000	221,194
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		655,000	707,400
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015		516,000	532,770
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011		185,000	192,279
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012		280,000	291,979
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015		32,000	32,208
Utilicorp United, Inc. sr. unsec. notes 9.95s, 2011		18,000	18,499
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017		145,000	145,000
			5,687,051

Total corporate bonds and notes (cost $99,048,678)			$93,592,963

ASSET-BACKED SECURITIES (13.2%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 3.173s, 2035		$160,000	$80,000
FRB Ser. 05-4, Class A2C, 2.693s, 2035		34,000	30,600
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 2.633s, 2036		107,000	62,060

FRB Ser. 06-HE3, Class A2C, 2.633s, 2036		115,000	90,267
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 4.233s, 2033		224,650	49,423
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		383,000	317,344
Ser. 04-1A, Class E, 6.42s, 2039		361,000	263,163
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 4.753s, 2033		25,089	3,512
FRB Ser. 06-W4, Class A2C, 2.643s, 2036		204,000	143,820
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 3.483s, 2033		251,495	130,777
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 2.673s, 2036		44,889	39,012
FRB Ser. 06-HE4, Class A5, 2.643s, 2036		148,000	111,000
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M10, 4.983s, 2036		509,000	25
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 3.182s, 2033		249,051	221,656
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 5.733s, 2034		286,000	201,212
FRB Ser. 06-PC1, Class M9, 4.233s, 2035		185,000	13,931
FRB Ser. 05-HE1, Class M3, 3.413s, 2035		223,000	73,590
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 4.733s, 2036		270,000	20,864
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		498,683	323,895
Ser. 00-A, Class A2, 7.575s, 2030		1,326,030	779,971
Ser. 99-B, Class A4, 7.3s, 2016		656,231	346,621
Ser. 99-B, Class A3, 7.18s, 2015		1,104,372	662,844
FRB Ser. 00-A, Class A1, 2.631s, 2030		143,444	61,064
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		500,000	491,426
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
3.551s, 2010		350,000	349,775
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 4.983s, 2035		304,000	30,400
FRB Ser. 05-HE4, Class M12, 4.533s, 2035		449,101	22,455
FRB Ser. 05-OPT1, Class M1, 2.903s, 2035		47,073	31,011
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		1,410,688	1,127,421
Ser. 00-4, Class A6, 8.31s, 2032		3,301,805	2,777,643
Ser. 00-5, Class A7, 8.2s, 2032		476,000	369,947
Ser. 00-1, Class A5, 8.06s, 2031		958,451	766,761
Ser. 00-4, Class A5, 7.97s, 2032		190,066	140,592
Ser. 00-5, Class A6, 7.96s, 2032		702,259	555,838
Ser. 01-3, Class M2, 7.44s, 2033		66,491	3,497
Ser. 01-4, Class A4, 7.36s, 2033		206,786	194,296
Ser. 00-6, Class A5, 7.27s, 2031		75,760	68,957
Ser. 01-1, Class A5, 6.99s, 2032		4,472,157	4,131,741
Ser. 01-3, Class A4, 6.91s, 2033		2,930,881	2,755,907
Ser. 02-1, Class A, 6.681s, 2033		897,894	882,743
FRB Ser. 02-1, Class M1A, 4.521s, 2033		2,196,000	1,888,560
FRB Ser. 01-4, Class M1, 4.221s, 2033		295,000	127,263
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.003s, 2035		47,000	31,020
FRB Ser. 05-14, Class 3A2, 2.723s, 2036		28,955	25,770
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		431,000	301,700
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		277,000	239,408
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
3.153s, 2035		92,000	23,000
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 2.633s, 2036		173,000	146,570
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 2.813s, 2036		244,000	168,409
FRB Ser. 06-2, Class 2A3, 2.653s, 2036		353,000	270,045
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		687,000	642,198
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (United Kingdom)	GBP	803,030	1,515,288
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	1,430,000	2,124,413
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$861,059	819,987
Ser. 94-4, Class B2, 8.6s, 2019		369,777	232,405
Ser. 93-1, Class B, 8.45s, 2018		401,565	342,695
Ser. 99-5, Class A5, 7.86s, 2030		3,987,450	3,393,320
Ser. 96-8, Class M1, 7.85s, 2027		387,000	319,507
Ser. 95-8, Class B1, 7.3s, 2026		362,579	304,929
Ser. 95-4, Class B1, 7.3s, 2025		371,800	342,094
Ser. 97-6, Class M1, 7.21s, 2029		982,000	717,940
Ser. 98-2, Class A6, 6.81s, 2027		416,626	386,879
Ser. 99-3, Class A7, 6.74s, 2031		733,000	680,957
FRN 6.53s, 2030		190,914	165,083
Ser. 98-4, Class A5, 6.18s, 2030		481,732	431,535
Ser. 99-1, Class A5, 6.11s, 2023		276,831	267,281
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		1,659,486	1,410,563
Ser. 99-5, Class M1A, 8.3s, 2026		157,000	141,426
Ser. 99-5, Class A4, 7.59s, 2028		48,694	47,720
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		365,777	365,375
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 2.633s, 2036		526,000	337,935
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 4.483s, 2030 (Cayman Islands)		379,000	195,678
FRB Ser. 05-1A, Class E, 4.283s, 2030 (Cayman Islands)		83,828	56,165
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
2.813s, 2036		122,000	79,300

JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 2.773s, 2035		103,000	70,555
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class A4, 5.27s, 2018		1,235,914	1,085,256
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 2.693s, 2037		1,246,789	899,808
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 5.231s,
2037 (Cayman Islands)		1,260,000	592,200
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.103s, 2035		255,000	107,100
FRB Ser. 06-4, Class 2A4, 2.743s, 2036		117,000	58,111
FRB Ser. 06-1, Class 2A3, 2.673s, 2036		161,000	136,045
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.684s, 2039 (United Kingdom)	GBP	900,000	1,657,097
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 5.733s, 2032		$1,046,356	753,376
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 2.633s, 2036		61,000	43,244
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		114,177	95,374
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 5.683s, 2034		118,893	41,613
FRB Ser. 05-HE2, Class M5, 3.163s, 2035		160,000	48,000
FRB Ser. 05-HE1, Class M3, 3.003s, 2034		160,000	72,000
FRB Ser. 06-NC4, Class M2, 2.783s, 2036		223,000	22,300
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		86,973	78,476
Ser. 04-B, Class C, 3.93s, 2012		48,749	44,222
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 4.533s, 2033		13,997	1,120
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 2.643s, 2036		146,000	127,297
FRB Ser. 06-2, Class A2C, 2.633s, 2036		146,000	110,186
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		1,011,995	586,350
Ser. 99-D, Class A1, 7.84s, 2029		909,424	735,997
Ser. 00-A, Class A2, 7.765s, 2017		130,988	100,048
Ser. 95-B, Class B1, 7.55s, 2021		364,000	203,840
Ser. 00-D, Class A4, 7.4s, 2030		1,022,000	664,300
Ser. 02-B, Class A4, 7.09s, 2032		379,670	353,966
Ser. 99-B, Class A4, 6.99s, 2026		958,367	853,905
Ser. 00-D, Class A3, 6.99s, 2022		338,149	325,164
Ser. 01-D, Class A4, 6.93s, 2031		699,632	474,630
Ser. 01-E, Class A4, 6.81s, 2031		873,170	686,312
Ser. 99-B, Class A3, 6.45s, 2017		228,478	192,264
Ser. 01-C, Class A2, 5.92s, 2017		928,385	365,134
Ser. 02-C, Class A1, 5.41s, 2032 (F)		1,161,191	976,755
Ser. 01-D, Class A2, 5.26s, 2019		139,848	87,223
Ser. 01-E, Class A2, 5.05s, 2019		966,584	666,943
Ser. 02-A, Class A2, 5.01s, 2020		246,120	198,249
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		183,593	150,033
FRB Ser. 01-B, Class A2, 2.846s, 2018		49,567	37,601
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 9.216s, 2018 (Ireland)		885,000	778,800
FRB Ser. 05-A, Class E, 7.316s, 2012 (Ireland)		238,000	191,400
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 4.983s, 2035		509,000	55,990
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 3.313s, 2036		104,000	29,120
FRB Ser. 04-MCW1, Class A2, 2.863s, 2034		109,631	102,156
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 2.613s, 2036		225,000	180,000
Permanent Financing PLC
FRB Ser. 6, Class 3C, 7.576s, 2042 (United Kingdom)	GBP	887,000	1,746,222
FRB Ser. 3, Class 3C, 3.846s, 2042 (United Kingdom)		$350,000	346,728
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 2.673s, 2036		170,480	147,074
FRB Ser. 07-RZ1, Class A2, 2.643s, 2037		176,000	129,378
Residential Asset Securities Corp.
FRB Ser. 05-EMX1, Class M2, 3.213s, 2035		362,000	144,800
Ser. 01-KS3, Class AII, 2.943s, 2031		1,482,241	1,371,073
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 5.233s, 2035		395,000	7,900
SAIL Net Interest Margin Notes 144A Ser. 03-3,
Class A, 7 3/4s, 2033 (Cayman Islands) (In default)
(NON)		17,341	7
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.133s, 2035		160,000	48,000
FRB Ser. 07-NC2, Class A2B, 2.623s, 2037		165,000	111,375
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 2.693s, 2036		246,000	115,743
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 2.653s, 2036		117,000	90,675
FRB Ser. 06-3, Class A3, 2.643s, 2036		529,000	418,324
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 4.983s, 2036		392,000	11,760
South Coast Funding 144A FRB Ser. 3A, Class A2,
3.916s, 2038 (Cayman Islands)		140,000	700
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 2.743s, 2036		117,000	56,642
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 4.983s, 2035		436,000	9,258
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
3.318s, 2015		1,760,296	1,638,726
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		467,000	258,807
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		390,000	313,638

Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 3.82s, 2044 (United Kingdom)	256,909	185,360

Total asset-backed securities (cost $69,601,026)		$59,461,229

SENIOR LOANS (12.5%)(a)(c)
	Principal amount	Value

Basic Materials (1.3%)
Aleris International, Inc. bank term loan FRN Ser. B,
4.563s, 2013	$411,890	$355,770
Domtar Corp. bank term loan FRN 3.779s, 2014 (Canada)	320,500	308,782
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.449s, 2013	1,037,679	978,337
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
4.465s, 2012	296,250	279,308
Graphic Packaging Corp. bank term loan FRN Ser. C,
5.587s, 2014	328,350	316,379
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C, 5.063s, 2013	19,800	17,756
Huntsman International, LLC bank term loan FRN Ser. B,
4.233s, 2012	1,420,000	1,314,092
Momentive Performance Materials, Inc. bank term loan
FRN 4 3/4s, 2013	402,625	367,597
NewPage Holding Corp. bank term loan FRN 6.563s, 2014	338,300	335,509
Novelis, Inc. bank term loan FRN Ser. B, 4.7s, 2014	231,066	219,706
Novelis, Inc. bank term loan FRN Ser. B, 4.7s, 2014	508,346	483,352
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 4.399s, 2012	869,155	835,631
		5,812,219

Capital Goods (0.8%)
Allied Waste Industries, Inc. bank term loan FRN
6.82s, 2012	80,728	79,674
Allied Waste Industries, Inc. bank term loan FRN
4.268s, 2012	134,272	132,519
Berry Plastics Holding Corp. bank term loan FRN
4.784s, 2015	148,500	134,074
Graham Packaging Co., LP bank term loan FRN 4.982s,
2011	98,750	94,553
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.1s, 2014	51,780	48,511
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.801s, 2014	977,239	915,551
Hexcel Corp. bank term loan FRN Ser. B, 4.879s, 2012	259,418	254,230
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 4.564s, 2014	355,154	335,916
Polypore, Inc. bank term loan FRN Ser. B, 4.74s, 2014	312,895	299,597
Sensata Technologies BV bank term loan FRN 4.663s,
2013 (Netherlands)	123,846	114,454
Sequa Corp. bank term loan FRN 6.025s, 2014	506,316	481,317
Transdigm, Inc. bank term loan FRN 4.801s, 2013	435,000	421,542
Wesco Aircraft Hardware Corp. bank term loan FRN
5.06s, 2013	210,000	203,306
		3,515,244

Communication Services (1.1%)
Alltel Communications, Inc. bank term loan FRN Ser.
B2, 5.564s, 2015	626,422	621,881
Alltel Communications, Inc. bank term loan FRN Ser.
B3, 5.232s, 2015	653,000	648,266
Cricket Communications, Inc. bank term loan FRN Ser.
B, 6 1/2s, 2013	34,822	34,261
Crown Castle International Corp. bank term loan FRN
4.301s, 2014	104,471	99,356
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 5 3/4s, 2015	480,000	428,657
Intelsat Corp. bank term loan FRN Ser. B2, 5.184s, 2011	266,796	252,900
Intelsat Corp. bank term loan FRN Ser. B2-A, 5.184s,
2013	266,876	252,977
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.184s,
2013	266,796	252,900
Intelsat, Ltd. bank term loan FRN 5.688s, 2014
(Bermuda)	575,000	506,000
Intelsat, Ltd. bank term loan FRN Ser. B, 5.184s, 2013
(Bermuda)	591,000	574,009
Level 3 Communications, Inc. bank term loan FRN
4.893s, 2014	210,000	193,673
MetroPCS Wireless, Inc. bank term loan FRN 4.989s, 2013	454,562	433,893
PAETEC Holding Corp. bank term loan FRN 5.363s, 2013	69,825	66,683
PAETEC Holding Corp. bank term loan FRN Ser. B1,
4.983s, 2013	204,787	195,572
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
4.49s, 2013	317,578	303,684
West Corp. bank term loan FRN 5.092s, 2013	209,470	191,515
		5,056,227

Consumer Cyclicals (2.8%)
Allison Transmission bank term loan FRN Ser. B,
5.333s, 2014	447,147	398,054
Aramark Corp. bank term loan FRN 4.83s, 2014	12,544	11,827
Aramark Corp. bank term loan FRN Ser. B, 4.676s, 2014	197,456	186,169
CCM Merger, Inc. bank term loan FRN Ser. B, 4.764s,
2012	107,996	101,516
Cenveo, Inc. bank term loan FRN Ser. C, 4.551s, 2014	238,999	224,061
Cenveo, Inc. bank term loan FRN Ser. DD, 4.551s, 2014	7,964	7,466
Claire's Stores, Inc. bank term loan FRN 5.445s, 2014	370,181	267,687

Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 5.313s, 2012	222,330	206,211
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 5.313s, 2012	555,559	515,281
Dana Corp. bank term loan FRN 6 3/4s, 2015	492,525	449,019
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6.814s, 2014	360,000	351,150
GateHouse Media, Inc. bank term loan FRN Ser. B,
4.93s, 2014	220,000	154,000
GateHouse Media, Inc. bank term loan FRN Ser. B,
4.65s, 2014	513,424	360,253
GateHouse Media, Inc. bank term loan FRN Ser. DD,
4.714s, 2014	191,576	134,423
Golden Nugget, Inc. bank term loan FRN Ser. B, 4.49s,
2014	101,818	92,655
Golden Nugget, Inc. bank term loan FRN Ser. DD,
1 3/4s, 2014 (U)	58,182	52,945
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7.502s, 2011	403,000	397,207
Goodyear Tire & Rubber Co. (The) bank term loan FRN
4.54s, 2010	1,760,000	1,591,700
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 5.919s, 2015	209,475	191,001
Isle of Capri Casinos, Inc. bank term loan FRN 4.551s,
2014	207,706	183,993
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
4.551s, 2014	62,626	55,477
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
4.551s, 2014	83,082	73,597
Landsource Communities/NWHL Investment bank term loan
FRN 6 3/4s, 2013	392,230	287,799
Lear Corp bank term loan FRN 5.133s, 2013	986,256	899,137
Michaels Stores, Inc. bank term loan FRN Ser. B,
4.872s, 2013	326,683	270,943
National Bedding Co. bank term loan FRN 4.605s, 2011	90,770	72,616
Navistar Financial Corp. bank term loan FRN 5.754s,
2012	218,667	206,367
Navistar International Corp. bank term loan FRN
6.234s, 2012	601,333	567,508
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
4.422s, 2013	464,285	441,651
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 4.601s, 2014	419,688	364,341
Realogy Corp. bank term loan FRN 5.32s, 2013 (R)	213,150	180,569
Realogy Corp. bank term loan FRN Ser. B, 5.475s, 2013
(R)	791,700	670,683
Standard-Pacific Corp. bank term loan FRN Ser. B,
4.469s, 2013	190,000	157,542
Tribune Co. bank term loan FRN Ser. B, 5.482s, 2014	952,800	715,791
TRW Automotive, Inc. bank term loan FRN Ser. B,
4.218s, 2014	183,613	177,301
United Components, Inc. bank term loan FRN Ser. D,
4.698s, 2012	388,444	370,964
Visant Holding Corp. bank term loan FRN Ser. C,
5.171s, 2010	363,793	357,427
Visteon Corp. bank term loan FRN Ser. B, 7.2s, 2013	1,005,000	805,571
Yankee Candle Co., Inc. bank term loan FRN 4.805s, 2014	124,000	112,608
		12,664,510

Consumer Staples (3.4%)
Affinion Group, Inc. bank term loan FRN Ser. B, 5.17s,
2013	902,719	869,619
Cablevision Systems Corp. bank term loan FRN 4.225s,
2013	1,284,181	1,217,971
Cebridge Connections, Inc. bank term loan FRN Ser. B,
4.724s, 2013	693,000	648,128
Charter Communications Operating, LLC bank term loan
FRN 8 1/2s, 2014	229,425	227,991
Charter Communications, Inc. bank term loan FRN
5.301s, 2014	200,000	165,500
Charter Communications, Inc. bank term loan FRN 4.9s,
2014	2,195,836	1,923,851
Cinemark USA, Inc. bank term loan FRN 4.482s, 2013	516,463	490,963
Citadel Communications bank term loan FRN Ser. B,
4.284s, 2014	425,000	367,625
Dean Foods Co. bank term loan FRN Ser. B, 4.305s, 2014	742,500	701,106
DirecTV Holdings, LLC bank term loan FRN 5 1/4s, 2013	280,000	277,970
Idearc, Inc. bank term loan FRN Ser. B, 4.787s, 2014	1,420,274	1,132,273
Insight Midwest, LP bank term loan FRN Ser. B, 4.69s,
2014	130,326	124,968
Jarden Corp. bank term loan FRN Ser. B1, 4.551s, 2012	271,484	258,363
Jarden Corp. bank term loan FRN Ser. B2, 4.551s, 2012	123,410	117,445
Mediacom Communications Corp. bank term loan FRN Ser.
C, 4.227s, 2015	818,470	748,389
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 4.227s, 2015	118,200	108,153
MGM Studios, Inc. bank term loan FRN Ser. B, 5.946s,
2011	882,000	720,090
Paxson Communications Corp. bank term loan FRN Ser. B,
5.963s, 2012	350,000	280,000
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 5.37s, 2014	505,945	470,402
R.H. Donnelley, Inc. bank term loan FRN 6.583s, 2011	531,249	520,541
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.628s, 2011	296,525	290,533
Rental Service Corp. bank term loan FRN 6.23s, 2013	445,000	374,078

Rite-Aid Corp. bank term loan FRN Ser. B, 4.227s, 2014	99,750	89,526
Six Flags Theme Parks bank term loan FRN 4.873s, 2015	646,118	568,382
Spanish Broadcasting Systems, Inc. bank term loan FRN
4.56s, 2012	436,466	351,355
Spectrum Brands, Inc. bank term loan FRN 2.309s, 2013	30,543	28,874
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.633s, 2013	532,537	505,022
Universal City Development Partners bank term loan FRN
Ser. B, 4.411s, 2011	969,872	940,776
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.124s, 2014	285,000	233,629
VNU Group BV bank term loan FRN Ser. B, 4.734s, 2013
(Netherlands)	209,469	194,993
Warner Music Group bank term loan FRN Ser. B, 4.646s,
2011	151,203	143,013
Young Broadcasting, Inc. bank term loan FRN Ser. B,
5.189s, 2012	263,187	236,868
		15,328,397

Energy (0.4%)
CR Gas Storage bank term loan FRN 4.232s, 2013	20,727	19,880
CR Gas Storage bank term loan FRN 4.198s, 2013	50,177	48,128
CR Gas Storage bank term loan FRN Ser. B, 4.534s, 2013	309,979	297,321
CR Gas Storage bank term loan FRN Ser. DD, 4.227s, 2013	33,989	32,601
Enterprise GP Holdings, LP bank term loan FRN 4.853s,
2014	220,000	216,563
EPCO Holding, Inc. bank term loan FRN Ser. A, 3.858s,
2012	220,000	212,850
Hercules Offshore, Inc. bank term loan FRN Ser. B,
4.45s, 2013	64,513	62,362
MEG Energy Corp. bank term loan FRN 4.8s, 2013 (Canada)	97,500	93,052
MEG Energy Corp. bank term loan FRN Ser. DD, 4.8s,
2013 (Canada)	99,875	95,464
Petroleum Geo-Services ASA bank term loan FRN 4.55s,
2015 (Norway)	143,000	137,518
Targa Resources, Inc. bank term loan FRN 4.654s, 2012	272,634	264,682
Targa Resources, Inc. bank term loan FRN 2.571s, 2012	153,871	149,383
		1,629,804

Financial (0.1%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 3.6s, 2010 (R)	100,000	89,354
Hub International, Ltd. bank term loan FRN Ser. B,
5.196s, 2014	141,902	131,436
Hub International, Ltd. bank term loan FRN Ser. DD,
5.196s, 2014 (U)	31,876	29,525
Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.483s, 2014	359,100	334,502
		584,817

Health Care (0.8%)
Community Health Systems, Inc. bank term loan FRN Ser.
B, 4.859s, 2014	585,226	550,900
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 1/2s, 2014 (U)	30,270	28,494
Davita, Inc. bank term loan FRN Ser. B, 4.084s, 2012	300,000	287,813
Health Management Associates, Inc. bank term loan FRN
4.551s, 2014	1,329,433	1,233,714
Healthsouth Corp. bank term loan FRN Ser. B, 5.29s,
2013	366,345	345,542
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 8.163s, 2014	359,531	314,590
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	32,503	30,742
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 4.483s, 2014	352,258	333,177
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 4.483s, 2014	121,885	115,283
LifePoint, Inc. bank term loan FRN Ser. B, 4.274s, 2012	232,437	226,045
Mylan, Inc. bank term loan FRN Ser. B, 5 3/4s, 2014	144,275	142,674
Sun Healthcare Group, Inc. bank term loan FRN 2.596s,
2014	35,012	32,561
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.789s, 2014	108,913	101,289
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.912s, 2014	21,633	20,118
		3,762,942

Technology (0.7%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 4.748s, 2013	180,000	159,075
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 4.465s, 2013	49,000	47,392
Compucom Systems, Inc. bank term loan FRN 5.99s, 2014	203,463	188,203
First Data Corp. bank term loan FRN Ser. B1, 5.261s,
2014	391,565	358,918
First Data Corp. bank term loan FRN Ser. B3, 5.552s,
2014	293,613	269,512
Flextronics International, Ltd. bank term loan FRN
Ser. B, 4.963s, 2014 (Singapore)	173,909	158,330
Flextronics International, Ltd. bank term loan FRN
Ser. B, 4.947s, 2014 (Singapore)	605,203	550,988
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 4.209s, 2013	138,298	124,849
JDA Software Group, Inc. bank term loan FRN Ser. B,

5.072s, 2013			26,833	25,558
Sabre Holdings Corp. bank term loan FRN 4.691s, 2014			291,542	239,169
SunGard Data Systems, Inc. bank term loan FRN 4.508s,
2014			801,970	758,162
Travelport bank term loan FRN 5.196s, 2013			6,335	5,680
Travelport bank term loan FRN Ser. B, 4.733s, 2013			115,464	103,532
Travelport bank term loan FRN Ser. DD, 4.733s, 2013			125,474	112,676
				3,102,044

Transportation (0.3%)
Ceva Group PLC bank term loan FRN 7.38s, 2015
(Netherlands)			1,810,000	1,303,200
Delta Airlines, Inc. bank term loan FRN 4.897s, 2012			2,250	1,847
UAL Corp. bank term loan FRN Ser. B, 4.779s, 2014			129,778	96,252
				1,401,299

Utilities & Power (0.8%)
Dynegy Holdings, Inc. bank term loan FRN 3.983s, 2013			765,000	717,953
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.235s, 2014			692,049	639,953
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 6.262s, 2014			641,775	593,041
NRG Energy, Inc. bank term loan FRN 7.84s, 2014 (U)			180,000	171,000
NRG Energy, Inc. bank term loan FRN 4.346s, 2014			287,427	273,255
NRG Energy, Inc. bank term loan FRN 4.301s, 2014			586,780	557,849
Reliant Energy, Inc. bank term loan FRN 2.339s, 2014			450,000	426,375
				3,379,426

Total senior loans (cost $59,794,121)				$56,236,929

FOREIGN GOVERNMENT BONDS AND NOTES (12.5%)(a)
			Principal amount	Value

Argentina (Republic of) bonds 7s, 2013			$47,000	$36,308
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012		ARS	3,154,000	678,110
Argentina (Republic of) bonds FRB zero %, 2013			$1,431,000	681,156
Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015			653,000	456,284
Argentina (Republic of) sr. unsec. unsub. bonds FRB
3.092s, 2012			6,761,875	5,691,594
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013		EUR	1,390,000	2,089,485
Brazil (Federal Republic of) 10s, 2012		BRL	65,700	378,552
Brazil (Federal Republic of) bonds 6s, 2017			$790,000	805,800
Brazil (Federal Republic of) notes zero %, 2017		BRL	339,000	1,654,884
Colombia (Republic of) notes 10s, 2012 (S)			$3,497,000	4,052,149
Ecuador (Republic of) bonds Ser. REGS, 12s, 2012			1,645,056	1,677,957
Ecuador (Republic of) 144A unsec. bonds 12s, 2012			465,120	474,422
Ecuador (Republic of) regs notes 9 3/8s, 2015			125,000	128,750
Ghana (Republic of) bonds 8 1/2s, 2017			285,000	292,296
Indonesia (Republic of) sr. unsec. unsub. bonds Ser.
JUN, 6 3/4s, 2014			1,590,000	1,591,988
Indonesia (Republic of) bonds 14.275s, 2013		IDR	2,541,000,000	286,087
Indonesia (Republic of) bonds 14 1/4s, 2013		IDR	7,546,000,000	854,886
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017		JPY	375,619,000	3,562,393
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016		JPY	1,763,386,200	16,590,999
Mexican (Government of) bonds Ser. M 10, 8s, 2015		MXN	17,460,000	1,593,965
Spain (Government of) bonds 5.4s, 2011		EUR	1,000,000	1,598,004
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014		SEK	30,690,000	5,633,962
Ukraine (Government of) 144A bonds 6 3/4s, 2017			$795,000	707,550
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016 (S)			600,000	552,000
Venezuela (Republic of) notes 10 3/4s, 2013			2,485,000	2,584,400
Venezuela (Republic of) unsec. note FRN Ser. REGS,
3.908s, 2011			770,000	693,000
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010			945,000	894,206

Total foreign government bonds and notes (cost $52,951,206)				$56,241,187

PURCHASED OPTIONS OUTSTANDING (1.7%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37		$18,927,000	$1,052,909
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		18,927,000	1,039,849
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		18,927,000	1,039,849
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		18,927,000	531,281
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37		18,927,000	522,953
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		18,927,000	531,281
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%

versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03		32,120,000	1,376,021
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03		32,120,000	1,364,458
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.41%
versus the three month USD-LIBOR-BBA maturing on
August 5, 2018.	Aug-08/4.41		8,061,000	222,081
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.41% versus the three month USD-LIBOR-BBA maturing
on August 5, 2018.	Aug-08/4.41		8,061,000	31,438

Total purchased options outstanding (cost $7,550,562)				$7,712,120

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			2,393	$58,629
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.			667	536,555

Total convertible preferred stocks (cost $738,520)				$595,184

COMMON STOCKS (--%)(a)
			Shares	Value

AboveNet, Inc. (NON)			240	$14,640
Bohai Bay Litigation, LLC (Units) (F)			991	14,017
VFB LLC (acquired 10/27/00, cost $594,553)
(F)(RES)(NON)			948,004	19,610
XCL Warranty Escrow (F)			991	70,698

Total common stocks (cost $688,065)				$118,965

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/08	$20.00	101	$4,042
AboveNet, Inc.	9/08/10	24.00	118	4,012
New ASAT Finance, Ltd. (Cayman Islands) (F)	2/01/11	.01	3,380	19
Dayton Superior Corp. 144A (F)	6/15/09	.01	1,020	3,418
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR .001	508	21,815

Total warrants (cost $38,587)				$33,306

SHORT-TERM INVESTMENTS (4.3%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.00% to 3.75% and
due dates ranging from July 1, 2008 to August 19, 2008
(d)			$4,855,731	$4,850,220
U.S. Treasury Bills for effective yields ranging from
1.18% to 2.00%, maturity date September 18, 2008 (SEG)			12,402,000	12,364,447
Egypt Treasury Bills for an effective yield of 10.58%,
maturity date December 2, 2008		EGP	4,500,000	808,724
Egypt Treasury Bills for an effective yield of 9.78%,
maturity date September 2, 2008		EGP	7,875,000	1,453,486

Total short-term investments (cost $19,476,877)				$19,476,877

TOTAL INVESTMENTS

Total investments (cost $947,266,835) (b)				$936,946,410

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/08 (aggregate face value $73,551,973) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$17,155,838	$16,487,493	7/16/08	$668,345
British Pound	9,549,424	9,397,827	9/17/08	151,597
Canadian Dollar	657,831	660,301	7/16/08	(2,470)
Danish Krone	283,166	277,619	9/17/08	5,547
Euro	7,481,604	7,443,994	9/17/08	37,610
Japanese Yen	2,173,604	2,154,787	8/20/08	18,817
Malaysian Ringgit	1,892,476	1,944,840	8/20/08	(52,364)
Mexican Peso	639,409	620,833	7/16/08	18,576
Norwegian Krone	23,486,217	23,323,883	9/17/08	162,334
Polish Zloty	5,047,980	4,890,581	9/17/08	157,399
Swiss Franc	6,429,313	6,349,815	9/17/08	79,498

Total				$1,244,889

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/08 (aggregate face value $73,372,785) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,149	$12,102	7/16/08	$(47)
British Pound	3,615,295	3,604,317	9/17/08	(10,978)
Canadian Dollar	14,633,393	14,642,123	7/16/08	8,730
Euro	20,163,908	19,927,742	9/17/08	(236,166)
Hungarian Forint	4,066,280	3,857,041	9/17/08	(209,239)
Japanese Yen	4,239,786	4,267,501	8/20/08	27,715
Norwegian Krone	1,734,287	1,724,569	9/17/08	(9,718)
South African Rand	1,262,954	1,236,414	7/16/08	(26,540)
Swedish Krona	17,381,907	17,321,962	9/17/08	(59,945)
Swiss Franc	6,953,081	6,779,014	9/17/08	(174,067)

Total				$(690,255)

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	106	$71,293,239	Sep-08	$(213,841)
Canadian Government Bond 10 yr (Long)	9	1,039,149	Sep-08	(6,320)
Euro-Bobl 5 yr (Long)	192	31,985,841	Sep-08	(454,102)
Euro-Bund 10 yr (Long)	187	32,563,562	Sep-08	(411,077)
Euro-Dollar 90 day (Short)	125	30,146,875	Jun-09	218,073
Euro-Dollar 90 day (Short)	227	54,602,013	Sep-09	428,771
Euro-Dollar 90 day (Short)	617	147,979,738	Dec-09	1,308,960
Euro-Dollar 90 day (Short)	21	5,026,613	Mar-10	30,206
Euro-Schatz 2 yr (Short)	153	24,656,201	Sep-08	(60,739)
Japanese Government Bond 10 yr (Long)	74	94,541,596	Sep-08	717,852
Sterling Interest Rate 90 day (Long)	36	8,411,055	Dec-08	(91,140)
Sterling Interest Rate 90 day (Long)	317	74,119,297	Jun-09	(922,974)
Sterling Interest Rate 90 day (Long)	214	50,041,703	Sep-09	(568,745)
Sterling Interest Rate 90 day (Long)	61	14,257,385	Mar-09	(173,416)
U.K. Gilt 10 yr (Long)	8	1,664,561	Sep-08	(32,072)
U.S. Treasury Bond 20 yr (Long)	1770	204,600,938	Sep-08	2,174,337
U.S. Treasury Note 2 yr (Short)	5194	1,096,989,031	Sep-08	(2,650,443)
U.S. Treasury Note 5 yr (Short)	1853	204,857,836	Sep-08	329,432
U.S. Treasury Note 10 yr (Long)	63	7,177,078	Sep-08	5,788

Total				$(371,450)

WRITTEN OPTIONS OUTSTANDING at 6/30/08 (premiums received $3,433,881) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	$1,060,000	Dec-08/5.00	$36,199
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	1,060,000	Dec-08/5.00	20,172
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	25,011,500	May-12/5.51	1,584,228
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	25,011,500	May-12/5.51	1,093,753
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	12,505,500	May-12/5.515	795,600
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	12,505,500	May-12/5.515	545,365
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	5,002,500	May-12/5.52	318,659
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	5,002,500	May-12/5.52	217,259

Total			$4,611,235

TBA SALE COMMITMENTS OUTSTANDING at 6/30/08 (proceeds receivable $283,440,820) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, July 1, 2038	$215,000,000	7-14-08	$211,842,188
FNMA, 5s, July 1, 2038	76,000,000	7-14-08	72,823,438

Total			$284,665,626

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$4,400,000		$--	1/27/14	4.35%	3 month USD-LIBOR-BBA	$(60,543)

	16,800,000		--	3/30/09	3.075%	3 month USD-LIBOR-BBA	(134,318)

	32,178,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	(185,593)

	17,529,000		--	6/6/18	4.6675%	3 month USD-LIBOR-BBA	(17,106)

	55,642,000		--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	1,679,750

	10,000,000		--	9/1/15	3 month USD-LIBOR-BBA	4.53%	155,179

	11,889,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(69,803)

Citibank, N.A.
JPY	1,134,000,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(134,410)

	$42,130,000		--	9/29/13	5.078%	3 month USD-LIBOR-BBA	(2,083,255)

	24,650,000		--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(1,055,124)

	54,651,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(1,132,387)

	14,112,000		--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(239,356)

	14,501,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(533,866)

	37,608,000		--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(783,315)

AUD	10,550,000		--	12/11/17	6 month AUD-BBR-BBSW	7.04%	(287,488)

Citibank, N.A., London
JPY	1,300,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	92,529

Credit Suisse First Boston International
	$5,699,500		--	7/9/14	4.945%	3 month USD-LIBOR-BBA	(266,783)

Credit Suisse International
CHF	4,730,000		--	3/13/18	6 month CHF-LIBOR-BBA	3.3175%	(166,986)

CHF	20,910,000		--	3/15/10	2.59%	6 month CHF-LIBOR-BBA	267,409

CHF	20,910,000		--	3/15/10	2.6625%	6 month CHF-LIBOR-BBA	238,413

CHF	4,730,000		--	3/14/18	6 month CHF-LIBOR-BBA	3.3%	(173,802)

	$563,000		--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(27,691)

	1,009,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	55,724

	7,647,900		--	11/6/17	4.97021%	3 month USD-LIBOR-BBA	(215,552)

Deutsche Bank AG
EUR	2,690,000	(E)	--	4/26/38	6 month EUR-EURIBOR-Reuters	5.065%	55,540

EUR	43,380,000	(E)	--	4/30/12	6 month EUR-EURIBOR-Reuters	4.31%	(919,576)

EUR	37,070,000	(E)	--	4/30/15	4.475%	6 month EUR-EURIBOR-Reuters	1,077,723

EUR	10,380,000	(E)	--	4/30/20	6 month EUR-EURIBOR-Reuters	4.7975%	(252,078)

GBP	15,855,000		--	6/26/10	6 month GBP-LIBOR-BBA	6.18%	(30,919)

ZAR	12,120,000		--	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	(132,826)

	$2,307,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	127,409

	1,590,000		--	11/7/17	3 month USD-LIBOR-BBA	5.056%	55,319

Goldman Sachs International

SEK	88,030,000	(E)	--	3/2/11	3 month SEK-STIBOR-SIDE	4.2475%	(340,101)

SEK	21,090,000	(E)	--	3/4/19	4.80%	3 month SEK-STIBOR-SIDE	130,783

	$24,463,000		--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(552,650)

EUR	23,940,000		--	3/26/10	6 month EUR-EURIBOR-Reuters	4.129%	(783,266)

GBP	19,950,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.25%	(699,094)

GBP	4,830,000		--	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	448,202

	$12,358,000		--	4/2/18	4.076%	3 month USD-LIBOR-BBA	531,809

	30,676,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(1,036,929)

CHF	31,980,000		--	4/5/10	2.89%	6 month CHF-LIBOR-BBA	275,438

CHF	7,290,000		--	4/3/18	6 month CHF-LIBOR-BBA	3.42%	(202,757)

	$120,229,000		--	4/8/10	3 month USD-LIBOR-BBA	2.64%	(1,709,356)

CHF	10,190,000		--	4/1/10	2.9%	6 month CHF-LIBOR-BBA	84,184

CHF	2,310,000		--	4/2/18	6 month CHF-LIBOR-BBA	3.44%	(60,345)

	$13,189,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	209,083

	17,383,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	166,325

	73,300,000		--	3/10/10	4.779%	3 month USD-LIBOR-BBA	(2,605,287)

JPY	3,156,260,000		--	5/7/10	6 month JPY-LIBOR-BBA	1.09125%	(41,316)

JPY	694,380,000	(E)	--	5/7/18	2.205%	6 month JPY-LIBOR-BBA	12,313

JPY	743,800,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(129,458)

	$80,600,000	(E)	--	3/8/12	3 month USD-LIBOR-BBA	4.99%	482,794

	2,068,000		--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(83,475)

	1,009,000		--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(46,535)

	48,973,100		--	9/19/09	3 month USD-LIBOR-BBA	4.763%	1,511,257

	93,857,600		--	9/21/09	3 month USD-LIBOR-BBA	4.60%	2,630,281

	26,170,900		--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(1,355,343)

GBP	1,990,000	(E)	--	1/25/38	4.41%	6 month GBP-LIBOR-BBA	(113,322)

CHF	18,820,000		--	2/4/13	6 month CHF-LIBOR-BBA	2.8125%	(642,610)

EUR	12,200,000		--	2/4/13	4.0525%	6 month EUR-EURIBOR-Reuters	882,418

GBP	1,990,000	(E)	--	1/7/38	4.33625%	6 month GBP-LIBOR-BBA	(89,127)

JPMorgan Chase Bank, N.A.
	$112,807,000		--	4/27/09	5.034%	3 month USD-LIBOR-BBA	(2,197,674)

	4,665,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	17,933

	17,121,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	(72,489)

	15,289,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(281,016)

	84,261,000		--	3/14/18	4.775%	3 month USD-LIBOR-BBA	(1,845,787)

	35,403,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(1,352,849)

	69,999,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(896,105)

	8,000,000		--	3/6/16	3 month USD-LIBOR-BBA	5.176%	459,832

	26,533,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(690,843)

	53,631,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	(303,681)

	18,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(187,037)

	12,060,000		--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(490,103)

	16,780,000		--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(714,991)

	2,000,000		--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	24,849

	30,000,000		--	6/17/15	3 month USD-LIBOR-BBA	4.5505%	164,262

	8,700,000		--	8/13/12	3 month USD-LIBOR-BBA	5.2%	489,886

	3,583,000		--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(233,904)

	1,255,000		--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(79,255)

	19,633,000		--	9/11/27	5.27%	3 month USD-LIBOR-BBA	(1,144,165)

	22,964,000		--	5/4/16	5.62375%	3 month USD-LIBOR-BBA	(1,748,033)

JPY	7,460,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(1,176,871)

	$93,857,600		--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	2,647,488

	26,170,900		--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(1,357,245)

	1,540,000		--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(89,910)

	58,733,000		--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(1,353,971)

	890,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	31,083

	14,112,000		--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(241,546)

	14,501,000		--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(541,698)

	84,001,000		--	11/30/17	4.705%	3 month USD-LIBOR-BBA	(537,314)

	33,996,000		--	12/11/17	3 month USD-LIBOR-BBA	4.65%	49,636

	31,100,000		--	8/4/08	3 month USD-LIBOR-BBA	5.40%	623,827

	16,700,000		--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,394,896

	25,100,000		--	9/2/15	3 month USD-LIBOR-BBA	4.4505%	260,220

	78,868,000		--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(1,477,749)

	22,238,000		--	2/5/18	3 month USD-LIBOR-BBA	4.28%	(364,781)

Lehman Brothers Special Financing, Inc.
	36,264,000		25,106	3/14/18	4.35%	3 month USD-LIBOR-BBA	484,121

	65,768,000		--	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(2,744,170)

	54,578,000		--	3/20/13	3 month USD-LIBOR-BBA	3.215%	(1,911,674)

	46,110,000		--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(573,710)

	46,110,000		--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(535,801)

	4,595,000	(E)	--	3/26/38	5.05%	3 month USD-LIBOR-BBA	85,191

	35,403,000		--	3/20/13	3 month USD-LIBOR-BBA	3.07%	(1,473,942)

	9,190,000	(E)	--	3/22/38	5.29%	3 month USD-LIBOR-BBA	(276)

	95,264,000		--	3/20/13	3 month USD-LIBOR-BBA	3.155%	(3,597,625)

EUR	6,120,000	(E)	--	3/22/38	6 month EUR-EURIBOR-Reuters	4.864%	(25,445)

	$112,755,000		--	3/25/10	3 month USD-LIBOR-BBA	2.345%	(1,414,406)

	19,400,000		--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(671,554)

	6,600,000		--	3/25/38	4.583%	3 month USD-LIBOR-BBA	325,288

	112,755,000		--	3/25/10	3 month USD-LIBOR-BBA	2.268%	(1,581,885)

	70,019,000		--	3/25/10	3 month USD-LIBOR-BBA	2.275%	(973,315)

GBP	15,960,000		--	3/22/10	6 month GBP-LIBOR-BBA	5.075%	(663,033)

GBP	4,500,000		--	3/20/18	4.99%	6 month GBP-LIBOR-BBA	471,791

EUR	4,040,000	(E)	--	3/29/38	6 month EUR-EURIBOR-Reuters	4.9625%	32,767

EUR	43,570,000	(E)	--	4/12/12	6 month EUR-EURIBOR-Reuters	4.10%	(1,178,864)

EUR	37,070,000	(E)	--	4/13/15	4.31%	6 month EUR-EURIBOR-Reuters	1,468,880

EUR	10,350,000	(E)	--	4/13/20	6 month EUR-EURIBOR-Reuters	4.6575%	(413,210)

	$58,864,000		--	4/16/18	4.405%	3 month USD-LIBOR-BBA	1,012,543

	10,854,000		--	4/21/38	4.945%	3 month USD-LIBOR-BBA	5,768

	4,035,000	(E)	--	4/26/38	5.3325%	3 month USD-LIBOR-BBA	(13,840)

EUR	17,282,000	(E)	--	6/3/18	6 month EUR-EURIBOR-Reuters	4.912%	(28,306)

	$25,643,000	(E)	--	6/3/18	5.28%	3 month USD-LIBOR-BBA	(68,210)

	3,000,000	(F)	--	6/30/13	3 month USD-LIBOR-BBA	4.362%	14,134

	60,180,000	(E)	--	7/2/18	5.19%	3 month USD-LIBOR-BBA	--

EUR	40,910,000	(E)	--	7/2/18	6 month EUR-EURIBOR-Reuters	4.9425%	--

	$68,000,000		--	6/10/13	3 month USD-LIBOR-BBA	4.127%	(317,902)

	17,230,000		--	6/10/38	5.1275%	3 month USD-LIBOR-BBA	(439,341)

EUR	9,770,000	(E)	--	6/11/38	4.52%	6 month EUR-EURIBOR-Reuters	432,368

	$14,660,000	(E)	--	6/11/38	3 month USD-LIBOR-BBA	5.54%	284,697

EUR	6,140,000	(E)	--	6/12/38	4.7625%	6 month EUR-EURIBOR-Reuters	92,831

	$9,220,000	(E)	--	6/12/38	3 month USD-LIBOR-BBA	5.4175%	92,661

EUR	17,282,000	(E)	--	6/12/18	4.7225%	6 month EUR-EURIBOR-Reuters	204,675

	$25,643,000	(E)	--	6/12/18	3 month USD-LIBOR-BBA	5.1575%	(44,875)

	56,254,000		--	6/20/18	3 month USD-LIBOR-BBA	4.0575%	(2,769,189)

	75,656,000		--	6/12/17	3 month USD-LIBOR-BBA	5.717%	6,239,864

	45,378,000		--	6/14/17	3 month USD-LIBOR-BBA	5.8725%	4,251,923

	79,881,000		--	8/3/08	3 month USD-LIBOR-BBA	5.425%	1,612,065

	10,091,000		--	8/3/11	3 month USD-LIBOR-BBA	5.445%	624,355

	2,218,000		--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(192,839)

	32,665,000		--	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(863,495)

	85,683,000		--	8/31/09	3 month USD-LIBOR-BBA	4.89%	2,882,947

	18,098,000		--	8/31/27	5.4925%	3 month USD-LIBOR-BBA	(1,587,529)

	18,098,000		--	9/4/27	5.4475%	3 month USD-LIBOR-BBA	(1,476,203)

	85,683,000		--	9/4/09	3 month USD-LIBOR-BBA	4.836%	2,793,250

	92,947,000		--	9/11/09	3 month USD-LIBOR-BBA	4.6525%	2,758,744

	2,582,000		--	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(117,773)

	32,648,700		--	9/19/09	3 month USD-LIBOR-BBA	4.755%	1,003,499

	93,857,600		--	9/24/09	3 month USD-LIBOR-BBA	4.695%	2,774,918

	26,170,900		--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(1,634,857)

	54,651,000		--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(1,101,014)

JPY	1,347,600,000		--	6/10/16	1.7775%	6 month JPY-LIBOR-BBA	(66,898)

	$460,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05521%	15,976

	14,112,000		--	11/9/09	4.403%	3 month USD-LIBOR-BBA	(242,646)

	14,501,000		--	11/9/17	5.067%	3 month USD-LIBOR-BBA	(516,430)

	55,604,000		--	12/11/17	3 month USD-LIBOR-BBA	4.839%	890,398

	26,924,000		--	1/16/18	4.375%	3 month USD-LIBOR-BBA	194,833

	3,287,252		--	2/8/13	3.441%	3 month USD-LIBOR-BBA	75,139

	52,310,000		--	2/14/13	3.563%	3 month USD-LIBOR-BBA	909,234

EUR	3,060,000	(E)	--	3/26/38	6 month EUR-EURIBOR-Reuters	4.74%	(58,505)

	$46,110,000		--	3/26/10	3 month USD-LIBOR-BBA	2.325%	(598,267)

EUR	23,940,000		--	3/29/10	6 month EUR-EURIBOR-Reuters	4.25%	(712,982)

	$6,060,000	(E)	--	3/29/38	5.31%	3 month USD-LIBOR-BBA	(9,878)

Merrill Lynch Capital Services, Inc.
	54,651,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,107,289)

	18,938,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	59,392

JPY	743,800,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(152,221)

Merrill Lynch Derivative Products AG
JPY	371,900,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(80,136)

Morgan Stanley Capital Services, Inc.
GBP	7,660,000		--	3/28/18	5.065%	6 month GBP-LIBOR-BBA	713,553

GBP	31,830,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.21%	(1,162,413)

	$448,000		--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(28,187)

Total							$(21,781,301)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$34,204,000	(1)(F)	7/1/08	Banc of America	The spread	$(775,131)
				Securities AAA	return of Banc
				10 year Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
				duration factor
				minus 125 bp

	23,496,000	(1)(F)	11/1/08	Banc of America	The spread	(196,685)
				Securities AAA	return of Banc
				10 year Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
				duration factor
				minus 20 bp

Credit Suisse International

	16,875,000	(2)(F)	8/1/08	(Beginning	The spread	612,799
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
				minus 450 bp)

Goldman Sachs International

	1,345,000	(F)	9/15/11	678 bp (1 month	Ford Credit Auto	(18,702)
				USD-LIBOR-BBA)	Owner Trust
					Series 2005-B
					Class D

EUR	19,720,000	(F)	3/26/09	(2.27%)	Eurostat	245,378
					Eurozone HICP
					excluding tobacco

EUR	9,600,000		4/30/13	2.375%	French Consumer	(332,014)
					Price Index
					excluding tobacco

EUR	9,600,000	(F)	4/30/13	(2.41%)	Eurostat	456,595
					Eurozone HICP
					excluding tobacco

EUR	9,600,000		5/6/13	2.34%	French Consumer	(349,255)
					Price Index
					excluding tobacco

EUR	9,600,000		5/6/13	(2.385%)	Eurostat	387,658
					Eurozone HICP
					excluding tobacco

GBP	5,760,000		5/9/13	3.10%	GBP Non-revised	(386,214)
					Retail Price
					Index

GBP	1,433,000		1/7/38	3.485%	GBP Non-revised	(310,837)
					UK Retail Price
					Index excluding
					tobacco

GBP	1,912,000		1/7/18	(3.11%)	GBP Non-revised	260,872
					UK Retail Price
					Index excluding
					tobacco

GBP	1,912,000	(F)	1/24/18	(3.26%)	GBP Non-revised	203,474
					UK Retail Price
					Index excluding
					tobacco

GBP	1,433,000	(F)	1/24/38	3.6665%	GBP Non-revised	(185,628)
					UK Retail Price
					Index excluding
					tobacco

JPMorgan Chase Bank, N.A.
	$8,295,000	(1)(F)	8/1/08	Change in spread	The spread	(853,215)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 17.5 bp	duration factor

Lehman Brothers Special Financing, Inc.
	3,646,000	(1)	7/1/08	Lehman Brothers	The spread	(75,032)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
				duration factor
				minus 75 bp

	23,496,000	(1)	11/1/08	Lehman Brothers	The spread	(303,503)
				SD CMBS AAA 8.5+	return of Lehman

			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
minus 40 bp

9,860,000		7/2/10	(3.4075%)	USA Non Revised	--
Consumer Price
Index- Urban
(CPI-U)

10,665,000	(2)	7/1/08	(Beginning	The spread	(474,724)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 100 bp)

3,890,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(37,562)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
plus 40 bp

3,890,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(35,617)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
plus 50 bp

8,757,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(113,018)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
minus 25 bp

Merrill Lynch Capital Services
69,912,591		7/14/08	(2.61%) 5.50%	FNMA 5.50% 30 YR	(402,203)
TBA

Morgan Stanley Capital Services, Inc.
8,891,000	(1)(F)	8/1/08	Beginning	The spread	(93,684)
			of period nominal	return of Lehman
			spread of Lehman	Brothers Aaa
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Total					$(2,776,248)

(F) Is valued at fair value following procedures approved by the Trustees.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--		$125,000		12/20/08	550 bp	$(3,755)

DJ ABX NA CMBX BBB Index	138		200,000	(F)	10/12/52	(134 bp)	57,230

DJ ABX NA HE AAA Index	123,625		1,064,886	(F)	7/25/45	18 bp	36,442

DJ CDX NA HY Series 9
Index	10,139		5,407,380		12/20/12	(375 bp)	483,902

Financial Security
Assurance Inc.	--		555,000	(F)	12/20/12	95 bp	(104,744)

Idearc, Inc T/L Bank
Loan	--		600,000		6/20/12	(152 bp)	62,733

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		1,205,000		9/20/13	269 bp	(3,771)

Nalco, Co.
7.75%,11/15/11	--		80,000		9/20/12	350 bp	(1,464)

Visteon Corp., 7%,
3/10/14	(127,500)		480,000		9/20/13	(500 bp)	36,090

Barclays Bank PLC
Peru CD	--		1,462,116		1/7/09	170 bp	11,019

Peru CD	--		1,387,940		11/10/08	170 bp	9,701

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--		70,000		6/20/12	230 bp	(10,884)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--		125,000		12/20/08	725 bp	(2,681)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		125,000		12/20/08	800 bp	(2,221)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		125,000		12/20/08	825 bp	(2,067)

Advanced Micro Devices
Inc., 7.75%, 11/1/12	--		2,155,000		3/20/09	575 bp	1,933

DJ ABX HE A Index	2,450,210		3,451,000		1/25/38	369 bp	(667,078)

DJ ABX HE AAA Index	600,474		2,070,600		1/25/38	76 bp	(520,135)

DJ ABX NA HE AAA Index	211,351		1,985,815		7/25/45	18 bp	47,168

DJ ABX NA HE AAA Index	355,160		4,264,474		7/25/45	18 bp	2,583

DJ ABX NA HE AAA Index	344,397		4,264,474		7/25/45	18 bp	(8,179)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		220,000		9/20/12	495 bp	(24,842)

Lear Corp., term loan	--		265,000		6/20/13	(225 bp)	18,527

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		265,000		6/20/13	585 bp	(9,729)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		50,000		3/20/09	275 bp	(305)

Sara Lee Corp., 6 1/8%,
11/1/32	--		300,000		9/20/11	(43 bp)	(381)

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	--	EUR	495,000		3/20/13	815 bp	(3,169)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	240,000		3/20/13	(495 bp)	(5,542)

Credit Suisse First Boston International
Ukraine Government,
7.65%, 6/11/13	--		$1,105,000		10/20/11	194 bp	(37,806)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		210,000		6/20/09	165 bp	(8,166)

DJ ABX NA HE AAA Index	250,359		1,646,629		7/25/45	18 bp	115,296

DJ CMB NA CMBX AA Index	(217,053)		971,000	(F)	10/12/52	(25 bp)	(56,035)

DJ CMB NA CMBX AAA Index	154,461		928,000	(F)	12/13/49	8 bp	78,441

DJ CMB NA CMBX AAA Index	1,651,787		10,544,000	(F)	2/17/51	35 bp	941,607

Dynegy Holdings Inc.,

6 7/8%, 4/1/11	--		150,000		6/20/17	297 bp	(16,439)

Freeport-McMoRan Copper
& Gold, Inc.	--		600,000		3/20/12	41 bp	(2,794)

Freeport-McMoRan Copper
& Gold, Inc.	--		597,100		3/20/12	(82 bp)	(1,141)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--		165,000		3/20/09	600 bp	(1,593)

Republic of Peru,
8 3/4%, 11/21/33	--		610,000		4/20/17	125 bp	(9,220)

Deutsche Bank AG
DJ ABX NA HE AAA Index	98,964		956,425		7/25/45	18 bp	17,730

DJ ABX NA HE AAA Index	229,183		3,027,037		7/25/45	18 bp	(27,920)

DJ iTraxx Europe Series
8 Version 1	(57,074)	EUR	595,000		12/20/12	(375 bp)	(17,079)

DJ iTraxx Europe Series
9 Version 1	164,972	EUR	2,415,000		6/20/13	(650 bp)	(23,692)

General Electric
Capital Corp., 6%,
6/15/12	--		$300,000		9/20/13	109 bp	(7,316)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	140,000		6/20/09	400 bp	1,551

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	505,000		6/20/09	400 bp	5,596

India Government Bond,
5.87%, 1/2/10	--		$5,800,000	(F)	1/11/10	170 bp	41,310

iStar Financial, Inc.,
6%, 12/15/10	26,663		395,000		3/20/09	500 bp	14,252

Korea Monetary STAB
Bond, 5%, 2/14/09	--		1,365,000	(F)	2/23/09	105 bp	2,359

Korea Monetary STAB
Bond, 5.04%, 1/24/09	--		1,105,000	(F)	2/2/09	130 bp	4,682

Korea Monetary STAB
Bond, 5.15%, 2/12/10	--		1,365,000	(F)	2/19/10	115 bp	5,447

Malaysian Government,
6.844%, 10/1/09	--		1,684,000		10/1/09	90 bp	11,224

Nalco, Co. 7.75%,
11/15/11	--		70,000		12/20/12	363 bp	(1,306)

Republic of Argentina,
8.28%, 12/31/33	--		660,000		8/20/12	(380 bp)	45,914

Republic of Brazil,
12 1/4%, 3/6/30	--		775,000		10/20/17	105 bp	(23,469)

Republic of China, zero
coupon, 12/5/08	--		2,275,000	(F)	12/12/08	115 bp	7,961

Republic of Indonesia,
6.75%, 2014	--		575,000		9/20/16	292 bp	(9,998)

Republic of Peru,
8 3/4%, 11/21/33	--		610,000		4/20/17	126 bp	(8,494)

Republic of South
Korea, 5.45%, 1/23/10	--		870,000	(F)	2/1/10	101 bp	1,631

Republic of Turkey,
11 7/8%, 1/15/30	--		920,000		6/20/14	195 bp	(57,318)

Republic of Venezuela,
9 1/4%, 9/15/27	--		595,000		6/20/14	220 bp	(89,298)

Smurfit Kappa Funding,
10 1/8%, 10/1/12	--	EUR	415,000		6/20/09	135 bp	79

United Mexican States,
7.5%, 4/8/33	--		$1,495,000		3/20/14	56 bp	(45,032)

United Mexican States,
7.5%, 4/8/33	--		550,000		4/20/17	66 bp	(26,003)

Unity Media GmBh,
8 3/4%, 2/15/15	--	EUR	400,000		6/20/13	460 bp	(15,652)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	--	EUR	400,000		9/20/13	477 bp	(10,571)

Goldman Sachs International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		$375,000		3/20/09	515 bp	(1,300)

Any one of the
underlying securities
in the basket of BB

CMBS securities	--		3,768,000		(a)	2.461%	(552,377)

DJ ABX HE A Index	501,237		748,000		1/25/38	369 bp	(173,634)

DJ ABX HE AAA Index	175,796		748,000	(F)	1/25/38	76 bp	(228,927)

DJ ABX NA HE AAA Index	111,232		1,469,148		7/25/45	18 bp	(5,240)

DJ CDX NA CMBX AAA Index	56,692		1,550,000		3/15/49	7 bp	(53,045)

DJ CDX NA HY Series 9
Index	1,073,890		22,314,600		12/20/12	375 bp	(881,185)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		5,840,000		12/20/10	429 bp	209,953

DJ CDX NA HY Series 9
Index 25-35% tranche	--		2,840,000		12/20/10	108.65 bp	(115,128)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		3,280,000		12/20/10	305 bp	20,802

DJ CDX NA IG Series 10
Index	92,827		4,836,000		6/20/18	(150 bp)	31,321

DJ CDX NA IG Series 10
Index 30-100% tranche	--		24,127,000		6/20/13	(50 bp)	17,704

General Motors Corp.,
7 1/8%, 7/15/13	--		300,000		9/20/08	620 bp	(2,954)

General Motors Corp.,
7 1/8%, 7/15/13	--		1,400,000		9/20/08	620 bp	(13,784)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		1,205,000		9/20/17	(67.8 bp)	124,371

Lighthouse
International Co, SA,
8%, 4/30/14	--	EUR	420,000		3/20/13	680 bp	(28,317)

Merrill Lynch & Co.,
5%, 1/15/15	--		$1,205,000		9/20/17	(59.8 bp)	117,436

Rhodia SA, Euribor+275,
10/15/13	--	EUR	205,000		9/20/13	(367 bp)	7,014

Rhodia SA, Euribor+275,
10/15/13	--	EUR	170,000		9/20/13	(387 bp)	3,717

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	420,000		3/20/13	597 bp	34,616

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	550,000		12/20/10	(340 bp)	(4,963)

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	--	EUR	420,000		3/20/13	795 bp	42,322

DJ CDX NA HY Series 9
Index 25-35% tranche	--		$2,911,000		12/20/10	105.5 bp	(120,188)

DJ CDX NA IG Series 10
Index	(18,170)		3,040,000		6/20/13	155 bp	3,060

DJ CDX NA IG Series 10
Index	(2,316)		420,000		6/20/13	155 bp	617

DJ CDX NA IG Series 9
Index	--		9,440,000	(F)	12/20/12	(13.55 bp)	145,467

DJ iTraxx Europe
Crossover Series 8
Version 1	(224,479)	EUR	1,680,000		12/20/12	(375 bp)	(111,552)

Freeport-McMoRan Copper
& Gold, Inc.	--		$1,194,100		3/20/12	(85 bp)	(3,498)

Idearc, Inc T/L Bank
Loan	--		600,000		6/20/12	79 bp	(74,549)

iStar Financial, Inc.,
6%, 12/15/10	26,600		380,000	(F)	3/20/09	500 bp	15,595

Republic of Argentina,
8.28%, 12/31/33	--		705,000		6/20/14	235 bp	(128,290)

Republic of Hungary,
4 3/4%, 2/3/15	--		600,000		4/20/13	(171.5 bp)	(11,354)

Republic of Turkey,
11 7/8%, 1/15/30	--		990,000		5/20/17	230 bp	(85,018)

Republic of Turkey,
11 7/8%, 1/15/30	--		730,000		5/20/17	244 bp	(56,074)

Republic of Turkey,
11 7/8%, 1/15/30	--		185,000		10/20/12	154 bp	(8,686)

Russian Federation,
7 1/2%, 3/31/30	--		1,605,000		5/20/17	60 bp	(73,300)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		215,000		6/20/13	595 bp	(6,047)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--		125,000	(F)	3/20/13	685 bp	(6,734)

Lehman Brothers Special Financing, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--		745,000		3/20/09	525 bp	(2,046)

Bear Stearns Co. Inc.,
5.3%, 10/30/15	--		1,205,000		9/20/17	(77 bp)	23,419

Community Health
Systems, 8 7/8%, 7/15/15	--		195,000		12/20/12	360 bp	(6,932)

DJ ABX HE A Index	501,237		748,000		1/25/38	369 bp	(173,012)

DJ ABX HE A Index	520,555		749,000		1/25/38	369 bp	(154,595)

DJ ABX HE AAA Index	175,796		748,000	(F)	1/25/38	76 bp	(228,927)

DJ ABX HE AAA Index	209,720		749,000	(F)	1/25/38	76 bp	(195,544)

DJ ABX HE AAA Index	400,316		1,380,400	(F)	1/25/38	76 bp	(346,582)

DJ ABX HE PEN AAA Index	66,472		949,596	(F)	5/25/46	11 bp	(72,152)

DJ ABX HE PEN AAA Index	67,924		953,320	(F)	5/25/46	11 bp	(71,243)

DJ ABX NA HE AAA Index	355,346		4,693,387	(F)	7/25/45	18 bp	(28,901)

DJ ABX NA HE AAA Index	139,726		1,815,236	(F)	7/25/45	18 bp	(8,887)

DJ CDX NA CMBX AA Index	(1,426)		45,000	(F)	3/15/49	(15 bp)	9,233

DJ CDX NA HY Series 10
Index	687,431		11,110,000		6/20/13	500 bp	47,026

DJ CDX NA HY Series 10
Index	955,606		14,989,899		6/20/13	500 bp	91,555

DJ CDX NA HY Series 8
Index 35-60% tranche	--		43,893,000		6/20/12	95 bp	(3,435,445)

DJ CDX NA HY Series 8
Index 35-60% tranche	--		4,590,000		6/20/12	104 bp	(343,925)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		11,500,000		12/20/10	104.5 bp	(477,603)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		11,500,000		12/20/10	90 bp	(517,443)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		27,600,000		12/20/10	171 bp	(707,871)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		16,700,000		12/20/10	203 bp	(300,762)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		16,700,000		12/20/10	212 bp	(264,899)

DJ CDX NA HY Series 9
Index, 25-35% tranche	--		10,560,000		12/20/10	163 bp	(291,054)

DJ CDX NA IG Series 10
Index	189,834		12,548,000		6/20/18	(150 bp)	30,245

DJ CDX NA IG Series 10
Index 30-100% tranche	--		9,026,600	(F)	6/20/13	(42 bp)	34,000

DJ CDX NA IG Series 9
Index	(442,096)		9,544,500		12/20/17	(80 bp)	(61,790)

DJ iTraxx Europe Series
9 Version 1	(92,485)	EUR	665,000		6/20/13	650 bp	(40,534)

DJ LCDX NA Series 9
Index, 30-100% tranche	--		$5,750,000	(F)	12/20/12	96 bp	33,565

Domtar Corp., 7 1/8%,
8/15/15	--		145,000		12/20/11	(250 bp)	1,560

Federal Republic of
Brazil, 12 1/4%, 3/6/30	--		600,000		4/20/13	170 bp	14,226

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		571,000		6/20/12	355 bp	(84,328)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		571,000		6/20/10	(228 bp)	39,035

General Electric
Capital Corp., 6%,
6/15/12	--		600,000		9/20/13	115 bp	(13,042)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--		1,205,000		9/20/17	(58 bp)	66,797

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--		1,205,000		9/20/12	45.5 bp	(40,296)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--		115,000		3/20/09	610 bp	(1,028)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	--		200,000	(F)	3/20/13	645 bp	(13,428)

MediaCom LLC/ Cap
Corp., 9 1/2%, 1/15/13	--		129,000		6/20/13	740 bp	(2,918)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		1,205,000		9/20/17	(60.5 bp)	99,401

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		1,205,000		9/20/12	48 bp	(69,239)

Republic of Argentina,
8.28%, 12/31/33	--		330,000		9/20/12	(469 bp)	14,174

Republic of Argentina,
8.28%, 12/31/33	--		3,335,000		5/20/17	296 bp	(695,370)

Republic of Ecuador,
10%, 8/15/30	--		570,000		6/20/12	600 bp	10,530

Republic of Ecuador,
10%, 8/15/30	--		280,000		5/20/12	540 bp	1,627

Republic of Peru,
8 3/4%, 11/21/33	--		1,185,000		10/20/16	215 bp	55,532

Republic of Turkey,
11 7/8%, 1/15/30	--		4,200,000		5/20/17	228 bp	(366,114)

Republic of Venezuela,
9 1/4%, 9/15/27	--		1,190,000		5/20/12	183 bp	(129,015)

United Mexican States,
7.5%, 4/8/33	--		3,815,000		8/20/17	72 bp	(158,971)

United Mexican States,
7.5%, 4/8/33	--		665,000		4/20/17	67 bp	(30,514)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	240,000	(F)	12/20/10	(357 bp)	(4,699)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--		$1,080,000		6/20/12	(150 bp)	11,299

D.R. Horton Inc.,
7 7/8%, 8/15/11	--		735,000		9/20/11	(426 bp)	11,274

General Motors Corp.,
7 1/8%, 7/15/13	--		960,000		9/20/08	500 bp	(12,453)

Pulte Homes Inc.,
5.25%, 1/15/14	--		690,000		9/20/11	(482 bp)	(22,034)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		150,000		6/20/17	295 bp	(16,608)

KinderMorgan, 6 1/2%,
9/1/12	--		1,589,000		9/20/12	(128 bp)	14,935

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--		500,000		6/20/09	190 bp	(18,245)

Aramark Services, Inc.,
8.5%, 2/1/15	--		125,000		12/20/12	355 bp	(5,781)

Bombardier, Inc,
6 3/4%, 5/1/12	--		545,000		6/20/12	(114 bp)	14,390

Bundesrepublic of
Deutschland, 6%, 6/20/16	--		2,571,000		6/20/18	8 bp	(1,680)

DJ ABX NA CMBX AAA Index	276,884		3,890,000	(F)	3/15/49	7 bp	6,360

DJ ABX NA CMBX BBB Index	50		68,790	(F)	10/12/52	(134 bp)	19,687

DJ CDX NA HY Series 7
Index	61,321		1,290,960		12/20/09	(325 bp)	76,574

DJ CDX NA HY Series 9
Index	66,532		1,663,300		12/20/12	375 bp	(79,197)

DJ CDX NA IG Series 10
Index	416,060		21,356,000		6/20/18	(150 bp)	144,447

DJ CDX NA IG Series 10
Index 30-100% tranche	--		43,955,000	(F)	6/20/13	(52 bp)	(34,280)

DJ CDX NA IG Series 10

Index 30-100% tranche	--	11,855,000	(F)	6/20/13	(38.6 bp)	62,974

DJ CDX NA IG Series 7
Index 10-15% tranche	52,160	1,304,000		12/20/09	0 bp	(101,991)

DJ CMB NA CMBX AA Index	(276,753)	1,213,000	(F)	10/12/52	(25 bp)	(75,604)

DJ CMB NA CMBX AAA Index	1,468,890	12,245,000	(F)	12/13/49	8 bp	465,795

DJ CMB NA CMBX AAA Index	5,414,587	49,894,500	(F)	2/17/51	35 bp	2,053,997

Dominican Republic,
8 5/8%, 4/20/27	--	1,190,000		11/20/11	(170 bp)	31,097

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	150,000		6/20/12	225 bp	(9,899)

Freeport-McMoRan Copper
& Gold, Inc.	--	1,788,300		3/20/12	44 bp	(19,574)

Freeport-McMoRan Copper
& Gold, Inc.	--	597,100		3/20/12	(83 bp)	(1,346)

Nalco, Co. 7.75%,
11/15/11	--	80,000		9/20/12	330 bp	(2,059)

Nalco, Co. 7.75%,
11/15/11	--	115,000		3/20/13	460 bp	1,624

Republic of Austria,
5 1/4%, 1/4/11	--	2,571,000		6/20/18	(17 bp)	(6,631)

Republic of Venezuela,
9 1/4%, 9/15/27	--	510,000		10/12/12	339 bp	(29,501)

Russian Federation, 5%,
3/31/30	--	10,000,000		3/20/12	48 bp	(152,659)

Total						$(8,219,303)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
SEK	Swedish Krona
ZAR	South African Rand

NOTES

(a) Percentages indicated are based on net assets of $450,480,518.

(b) The aggregate identified cost on a tax basis is $948,038,622, resulting in gross unrealized appreciation and depreciation of $22,744,702 and $33,836,914, respectively, or net unrealized depreciation of $11,092,212.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2008 was $495,197 or 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at June 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At June 30, 2008, the value of securities loaned amounted to $4,745,383. The fund received cash collateral of $4,850,220 which is pooled with collateral of other Putnam funds into 65 issues of short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $744,436 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $186,945,778 and $243,907,880, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at June 30, 2008.

(U) These securities, in part or in entirety, represents unfunded loan commitments. As of June 30, 2008, the fund had unfunded loan commitments of $275,544, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc.	$30,270
Golden Nugget, Inc.	58,182
Hub International, Ltd.	7,092
NRG Energy, Inc.	180,000

Totals	$275,544

At June 30, 2008, liquid assets totaling $259,251,880 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2008 (as a percentage of Portfolio Value):

United States	88.6%
United Kingdom	2.2
Ireland	1.7
Cayman Islands	0.8
Canada	0.8
France	0.6

Jamaica	0.6
Other	4.7

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August, 28 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2008